As filed with the SEC on December 11, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

THE VICTORY PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth CITI Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer The Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Jay G. Baris Morrison & Foerster LLP 250 West 55th Street New York, New York 10019-9601

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 10, 2015 pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, $0.001 par value.

No filing fee is due because an indefinite number of shares has been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

THE VICTORY PORTFOLIOS
SPECIAL VALUE FUND

3435 Stelzer Road

Columbus, Ohio 43219

January     , 2015

Dear Shareholder:

We wish to provide you with some important information concerning your investment. The Board of Trustees of The Victory Portfolios (the “Trust”), after careful consideration, recently approved the reorganization of Special Value Fund, a series of the Trust, into Dividend Growth Fund, which is also a series of the Trust. As a result, effective February 27, 2015, shareholders of Special Value Fund will become shareholders of Dividend Growth Fund.

In approving the reorganization, the Board of Trustees considered, among other things, that:

•                  Special Value Fund and Dividend Growth Fund (together, the “Funds”) have identical investment objectives and fundamental investment policies and pursue substantially similar principal investment strategies;

•                  the Funds have the same investment adviser and portfolio manager;

•                  the reorganization offers opportunities for greater economies of scale over the long-term;

•                  the pro forma expense ratio for the combined Funds will result in lower expenses for Special Value Fund shareholders as a result of a contractual expense limitation agreement in place for the Dividend Growth Fund through at least February 28, 2018;

•                  the costs of the reorganization will be shared equally by Special Value Fund and Victory Capital Management Inc., the investment adviser to both Funds, and/or its affiliates; and

•                  the anticipated tax-free nature of the reorganization.

In connection with the reorganization, Special Value Fund will transfer its assets to Dividend Growth Fund at the close of business on or about February 27, 2015. You will receive shares of Class A, Class C, Class I, Class Y or Class R shares of Dividend Growth Fund equal in aggregate net asset value to the aggregate net asset value of your Class A, Class C, Class I, Class Y or Class R shares, respectively, of Special Value Fund. The enclosed Combined Information Statement/Prospectus describes the reorganization in greater detail and contains important information about Dividend Growth Fund.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of Dividend Growth Fund in exchange for your shares of Special Value Fund as of February 27, 2015. If you have any questions, please contact us at 1-800-539-FUND (1-800-539-3863).

Sincerely,

Christopher K. Dyer

President, The Victory Portfolios

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COMBINED INFORMATION STATEMENT/PROSPECTUS

RELATING TO THE REORGANIZATION OF

ASSETS AND LIABILITIES OF

SPECIAL VALUE FUND,

a series of The Victory Portfolios

BY AND IN EXCHANGE FOR SHARES OF

DIVIDEND GROWTH FUND,

a series of The Victory Portfolios

3435 Stelzer Road

Columbus, Ohio 43219

1-800-539-FUND

January     2015

This Combined Information Statement/Prospectus is being furnished to shareholders of Special Value Fund, a series of The Victory Portfolios (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Trust’s Board of Trustees (the “VP Board”) on behalf of Special Value Fund and Dividend Growth Fund, another series of the Trust.

Under the Plan, shareholders of Class A, Class C, Class I, Class Y and Class R shares of Special Value Fund will receive Class A, Class C, Class I, Class Y and Class R shares of Dividend Growth Fund, also a series of the Trust, equivalent in aggregate net asset value to the aggregate net asset value of their shares, in their respective classes, of Special Value Fund, as of the closing date of the reorganization (the “Reorganization”). Upon completion of the Reorganization, Special Value Fund will be terminated as a series of the Trust. The Reorganization is expected to be effective on or about February 27, 2015.

The VP Board believes that the Reorganization is in the best interests of both Special Value Fund and Dividend Growth Fund (together, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

The investment objectives of the Funds are identical: to seek to provide long-term growth of capital and dividend income. In addition, the Funds have identical fundamental investment policies (i.e., those that cannot be changed without shareholder approval). For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders.

Shareholders of Special Value Fund are not being asked to vote on or approve the Plan.

This Combined Information Statement/Prospectus sets forth concisely the information about Dividend Growth Fund that shareholders of Special Value Fund should know before investing and should be read and retained by investors for future reference. Copies of the Funds’ current prospectus and statement of additional information dated April 11, 2014 (each as supplemented to date), and the Funds’ most recent annual reports dated October 31, 2013 and semi-annual reports dated April 30, 2014, have been filed with the Securities and Exchange Commission (the “SEC”), have been previously mailed to shareholders and are incorporated by reference herein.

A Statement of Additional Information dated January [ ], 2015, relating to this Combined Information Statement/Prospectus, has been filed with the SEC and is incorporated by reference herein.

Copies of these documents are available without charge and can be obtained by writing to The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling, toll free, 1-800-539-FUND (1-800-539-3863).  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of

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a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

This Combined Information Statement/Prospectus is expected to be sent to shareholders on or about January     . 2015.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

I.	SUMMARY	1

	A. Overview	1

	B. Reasons for the Reorganizations and Board Deliberations	1

	C. The Proposed Plan and Resulting Reorganization	3

	D. Comparison of Special Value Fund and Dividend Growth Fund	3

II.	COMPARISON OF THE FUNDS	5

	A. Fees and Expenses	5

	B. Comparison of Investment Performance	8

	C. Investment Objective and Principal Investment Strategies	10

	D. Principal Risks	11

III.	THE PROPOSED PLAN AND RESULTING REORGANIZATION	12

	A. Summary of the Proposed Reorganization	12

	B. Terms of the Plan	13

	C. Description of Dividend Growth Fund Shares	14

	D. Reasons for the Reorganizations Considered by the Board	14

	E. Federal Income Tax Consequences	14

	F. Comparison of Shareholder Rights	15

	G. Capitalization	15

IV.	ADDITIONAL INFORMATION ABOUT THE FUNDS	16

	A. Investment Adviser and Portfolio Manager	16

	B. Net Asset Value	17

	C. Distribution and Service Plan Fees	17

	D. Purchase and Sale of Fund Shares	18

	E. Shares	18

	F. Service Providers	18

	G. Payments to Broker-Dealers and Other Financial Intermediaries	18

	H. Financial Highlights	19

V.	PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES	19

VIII.	ADDITIONAL INFORMATION	32

EXHIBIT A AGREEMENT AND PLAN OF REORGANIZATION		A-1

EXHIBIT B FINANCIAL HIGHLIGHTS OF THE FUNDS		B-1

EXHIBIT C COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS		C-1

EXHIBIT D COMPARATIVE INFORMATION ON SHAREHOLDERS RIGHTS		D-1

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I.                                        SUMMARY

A.                                    Overview

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus, including documents incorporated by reference, as well as in the Plan. This Information Statement/Prospectus is qualified in its entirety by reference to the more complete information contained herein as well as in the prospectus of Dividend Growth Fund, dated April 11, 2014, as supplemented to date, which includes information about Dividend Growth Fund, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire Information Statement/Prospectus carefully.

B.                                    Reasons for the Reorganization and Board Deliberations

The proposed Reorganization was presented to the VP Board for consideration at a meeting held on November 11, 2014. At the meeting, the VP Board reviewed and considered detailed information about the Funds and the proposed Reorganization provided by Victory Capital Management Inc. (“Victory”), the investment adviser to both Funds. The VP Board also reviewed these matters at a meeting held on December 3, 2014.

The primary purposes of the proposed Reorganization are to seek potential economies of scale and to eliminate certain costs associated with operating the Funds separately. As a result of declining assets of Special Value Fund in recent years, its expense ratio has been increasing.  Without significant asset growth, Special Value Fund’s expenses are expected to increase even further.

The VP Board considered and approved the Plan pursuant to which Special Value Fund will transfer substantially all of its assets and liabilities to Dividend Growth Fund in exchange for that number of Class A, Class C, Class I, Class Y or Class R shares of Dividend Growth Fund equivalent in aggregate net asset value to the aggregate net asset value of the Class A, Class C, Class Y or Class R shares of Special Value Fund outstanding immediately prior to the Closing Date (as defined below). Special Value Fund will subsequently be liquidated and terminated as a series of the Trust. The VP Board believes that it would be in the best interests of shareholders of the Funds for the Plan to be implemented.

The VP Board reviewed the terms of the proposed Plan and the expected benefits of the Reorganization including that:

•                  Special Value Fund has recently had a number of years of challenging performance and has lost a significant portion of its assets. Without significant growth in Special Value Fund’s assets in the near future, it will have limited ability to achieve meaningful economies of scale and its expense ratios will likely increase;

•                  the investment objective and fundamental investment policies of the Funds are identical;

•                  the Funds have substantially similar, though not identical, principal investment strategies;

•                  the Reorganization would offer Special Value Fund shareholders the continued ability to benefit from the expertise of the portfolio manager who currently manages the Fund;

•                  the Reorganization offers opportunities for increased asset growth and improved economies of scale over the long-term as a result of greater prospects to grow the assets of the newly combined Dividend Growth Fund and the elimination or reduction of certain fixed costs associated with operating the Funds separately; and

•                  the Reorganization will result in lower total operating expenses for all classes of shares of Special Value Fund on a net basis under an existing contractual Expense Limitation Agreement between Victory and the Trust (“Victory Expense Limitation Agreement”) with respect to Dividend Growth Fund that will continue through at least February 28, 2018.

After reviewing and considering a number of factors relating to the Funds, including those set forth below, a majority of the VP Board, including a majority of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “1940Act”)) of the Trust (the “Independent Trustees”), determined that the Reorganization is in the best interests of the shareholders of Special Value Fund, and that the interests of neither Fund’s shareholders would be diluted as a result of the Reorganization.

The VP Board extensively deliberated and discussed the Plan. The VP Board considered the following factors, among others, when reviewing the Plan and the proposed Reorganization with respect to Special Value Fund:

•                  the nature, extent and quality of the services proposed to be provided by Victory as investment adviser and fund administrator to the combined Fund;

•                  the terms of the proposed Reorganization;

•                  that the Reorganization has been structured so that it will qualify for federal income tax purposes as a tax-free reorganization so that no gain or loss would be recognized directly as a result of the Reorganization by the shareholders of Special Value Fund;

•                  the operating expense ratios of Dividend Growth Fund, and the continued application of the current contractual Victory Expense Limitation Agreement applicable to Dividend Growth Fund’s expense ratios through at least Feburary 28, 2018;

•                  that effective with the closing of the Reorganization, the investment advisory fee of Dividend Growth Fund will be no greater than the investment management fee of Special Value Fund on an asset-weighted basis;

•                  the portfolio management team of Dividend Growth Fund is the same portfolio management team that manages Special Value Fund;

•                  that the broad distribution capacity and wholesaler support that Victory will continue to provide could result in net sales, and thus growth in assets of the larger combined Dividend Growth Fund, which in turn could provide greater potential to realize efficiencies and cost savings in the future;

•                  that Victory has agreed to bear half of the direct costs relating to the Reorganization, including legal and audit fees, and that Special Value Fund will bear the remaining portion of these costs as well as any brokerage fees and brokerage expenses incurred in connection with the Reorganization (which are expected to be minimal);

•                  that the interests of the shareholders of Special Value Fund and Dividend Growth Fund will not be diluted as a result of the Reorganization; and

•                  the nature, extent and quality of the non-advisory services to be provided by the same service providers to both Funds (such as fund administration, fund accounting, shareholder servicing, distribution, transfer agency and custody services), which are expected to continue without change following the closing of the Reorganization.

Following extensive deliberations and discussions, the VP Board, including a majority of the Independent Trustees, approved the Plan and resulting Reorganization.

If certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about [February 27], 2015, or such other date as is agreed to by the parties. Closing of the Reorganization is conditioned upon, among other things, each Fund obtaining prior to that time an opinion of Morrison & Foerster LLP, legal counsel to the Funds, that the proposed Reorganization will constitute a tax-free reorganization under federal tax laws. The Plan may be terminated, and the Reorganization abandoned at any time prior to the closing: (i) by the VP Board if any conditions precedent to the obligations of the Funds have not been fulfilled or waived; or (ii) by mutual consent of the parties.

Special Value Fund and Victory will share equally the direct expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Information Statement/Prospectus and printing and distribution of the Information Statement/Prospectus, legal fees, accounting and audit costs. Special Value Fund will bear any brokerage fees and brokerage expenses incurred in connection with the Reorganization, which are expected to be minimal.

If the proposed Reorganization does not take place, Special Value Fund will continue to operate with Victory as its investment adviser.

C.                                    The Proposed Plan and Resulting Reorganization

If the Reorganization takes place, then:

•                  all of the assets of Special Value Fund will be transferred to Dividend Growth Fund;

•                  Dividend Growth Fund will issue shares of the designated classes of Dividend Growth Fund to Special Value Fund having an aggregate value equal to the assets of Special Value Fund;

•                  Dividend Growth Fund will assume all of the liabilities, expenses, costs, charges and reserves, whether absolute or contingent, known or unknown, accrued or unaccrued (“Liabilities”) of Special Value Fund;

•                  Special Value Fund will distribute pro rata to the holders of each class of shares of Special Value Fund shares of the corresponding class of Dividend Growth Fund in cancellation of such shareholders’ proportional interests in shares of Special Value Fund; and

•                  shares of Dividend Growth Fund received by Special Value Fund’s shareholders will have the same aggregate net asset value as the aggregate net asset value of the shares of Special Value Fund held by such shareholders immediately prior to the Reorganization.

No sales charges (including any contingent deferred sales charges (“CDSC”)), redemption fee or other transaction fee will be imposed on the shares of Dividend Growth Fund issued in connection with the Reorganization. The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”). Therefore, shareholders should not recognize any gain or loss on Special Value Fund shares for federal income tax purposes as a result of the Reorganization.

D.                                    Comparison of Special Value Fund and Dividend Growth Fund

Set forth below is a comparison of the fees and expenses applicable to Special Value Fund to those of Dividend Growth Fund and other share class differences, together with information regarding the investment objectives, principal investment strategies and risks of each Fund. When it considered the proposed Reorganization, the VP Board took note of the following factors:

•                  Special Value Fund and Dividend Growth Fund have the same investment objective and fundamental investment policies.

•                  The principal investment strategies and principal risks of Special Value Fund are substantially similar to those of Dividend Growth Fund.

•                  The terms of the investment advisory agreement for Special Value and Dividend Growth Funds are the same, except that their advisory fee differs. However, following the Reorganization, Victory has agreed to modify the fee applicable to Dividend Growth Fund’s advisory fee so that, on an asset-weighted basis, Dividend Growth Fund’s advisory fee will not exceed that of Special Value Fund.  The advisory fee payable by each Fund and the changes in the breakpoints in Dividend Growth Fund’s advisory fee to be effective upon the close of the Reorganization are set forth below:

Special Value Fund	Dividend Growth Fund (current)	Dividend Growth Fund following the Reorganization
0.75% on the first $400 million, 0.65% on the next $400 million, 0.60% on assets in excess of $800 million	0.70% on the first $1.5 billion, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $3.0 billion	0.70% on the first $800 million, 0.60% on assets in excess of $800 million

•                  With respect to service and distribution fees, the Reorganization contemplates that each class of Special Value Fund will be reorganized into a share class with the same investor eligibility requirements and other shareholder features and the same distribution and/or shareholder servicing fees.

•                  The Funds have the same purchase and redemption procedures. Purchases and sales (redemptions) of shares of both Funds are made at the net asset value per share next determined after receipt of a complete and accurate purchase or redemption order by the respective Fund’s transfer agent or other financial services institutions.

•                  The Funds have the same initial investment and subsequent investment minimums. Both Funds may waive their investment minimums under certain circumstances.

•                  Both Funds offer an automatic investment plan or systematic investment plan, whereby an existing shareholder may authorize the Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest, subject to a minimum initial and subsequent investment of $250.

•                  Shareholders of the Funds may generally exchange shares for the same eligible Victory Funds on any day that the Funds and the NYSE are open for business.

•                  No sales charges (including contingent deferred sales charges) will be imposed on Dividend Growth Fund shares issued in connection with the Reorganization. However, shareholders may be subject to applicable sales charges in connection with future purchases of Class A shares.

•                  The proposed Reorganization is intended to constitute a tax-free reorganization within the meaning of Section 368 of the Code. Accordingly, no gain or loss will be recognized by Special Value Fund upon the transfer of assets solely in exchange for shares of Dividend Growth Fund and its assumption of the liabilities, if any, or by shareholders of Special Value Fund upon their receipt of the shares of Dividend Growth Fund. The tax basis for the shares of Dividend Growth Fund received by shareholders will be the same as their tax basis for the shares of Special Value Fund to be exchanged in the Reorganization. In addition, the holding period of the shares of Dividend Growth Fund to be received in connection with the Reorganization will include the period during which the shares of Special Value Fund to be exchanged therefor were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.                                   COMPARISON OF THE FUNDS

A.                                    Fees and Expenses.

The following table shows the comparative fees and expenses of the Funds as of October 31, 2013. The table also reflects the pro forma fees for Dividend Growth Fund after giving effect to the Reorganization, also as of October 31, 2013. Actual total net operating expenses of Dividend Growth Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

Maximum sales charge (load) on purchases (as a percentage of offering price):

Share Class	Special Value Fund	Dividend Growth Fund	Dividend Growth Fund Pro Forma Combined
A	5.75%	5.75%	5.75%
C	NONE	NONE	NONE
I	NONE	NONE	NONE
Y	NONE	NONE	NONE
R	NONE	NONE	NONE

Maximum contingent deferred sales charge (load) (as a percentage of the lower of purchase or sale price):

Share Class	Special Value Fund		Dividend Growth Fund		Dividend Growth Fund Pro Forma Combined
A	NONE	(1)	NONE	(1)	NONE	(1)
C	1.00	%(2)	1.00	%(2)	1.00	%(2)
I	NONE		NONE		NONE
Y	NONE		NONE		NONE
R	NONE		NONE		NONE

(1)	A CDSC of 0.75% may be imposed on Class A shares of a Fund with respect to purchases of $1 million or more that are redeemed within 12 months of purchase.
(2)	The Class C CDSC applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS A

Fund	Management Fee	12b-1 Fee	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee Waivers and/or Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)
Special Value Fund	0.75%	0.25%	0.27%	1.27%	—		1.27%
Dividend Growth Fund	0.70%	0.25%	3.08%	4.03%	(2.78	)%(4)	1.25%
Dividend Growth Fund Pro Forma Combined	0.70%	0.25%	0.30%	1.25%	—		1.25%

(3)	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
(4)

Victory has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class A shares of Dividend Growth Fund do not exceed 1.25% until at least February 28, 2018. Victory is permitted to recoup advisory fees waived and expenses reimbursed with respect to a Fund for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

CLASS C

Fund	Management Fee	12b-1 Fee	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee Waivers and/or Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)
Special Value Fund	0.75%	1.00%	0.48%	2.23%	(0.03	)%(4)	2.20%
Dividend Growth Fund	0.70%	1.00%	3.08%	4.78%	(2.78	)%(4)	2.00%
Dividend Growth Fund Pro Forma Combined	0.70%	1.00%	0.38%	2.08%	(0.08	)%(4)	2.00%

(3)	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
(4)

Victory has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class C shares of (1) Special Value Fund do not exceed 2.20% until at least February 28, 2015 and (2) Dividend Growth Fund do not exceed 2.00% until at least February 28, 2018. Victory is permitted to recoup advisory fees waived and expenses reimbursed with respect to a Fund for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

CLASS I

Fund	Management Fee	12b-1 Fee	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee Waivers and/or Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)
Special Value Fund	0.75%	None	0.25%	1.00%	—		1.00%
Dividend Growth Fund	0.70%	None	3.32%	4.02%	(3.07	)%(4)	0.95%
Dividend Growth Fund Pro Forma Combined	0.70%	None	0.29%	0.99%	(0.04	)%(4)	0.95%

(3)	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
(4)

Victory has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class I shares of Dividend Growth Fund do not exceed 0.95% until at least February 28, 2018. Victory is permitted to recoup advisory fees waived and expenses reimbursed with respect to a Fund for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

CLASS Y

Fund	Management Fee	12b-1 Fee	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee Waivers and/or Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)
Special Value Fund	0.75%	None	0.97%	1.72%	(0.69	)%(4)	1.03%
Dividend Growth Fund	0.70%	None	3.13%	3.83%	(2.83	)%(4)	1.00%
Dividend Growth Fund Pro Forma Combined	0.70%	None	0.55%	1.25%	(0.25	)%(4)	1.00%

(3)	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
(4)

Victory has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class Y shares of (1) Special Value Fund do not exceed 1.03% until at least February 28, 2017 and (2) Dividend Growth Fund do not exceed 1.00% until at least February 28, 2018. Victory is permitted to recoup advisory fees waived and expenses reimbursed with respect to a Fund for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

CLASS R

Fund	Management Fee	12b-1 Fee	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee Waivers and/or Expense Reimbursements		Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)
Special Value Fund	0.75%	0.50%	0.34%	1.59%	—		1.59%
Dividend Growth Fund	0.70%	0.50%	3.07%	4.27%	(2.77	)%(4)	1.50%
Dividend Growth Fund Pro Forma Combined	0.70%	0.50%	0.32%	1.52%	(0.02	)%(4)	1.50%

(3)	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
(4)

Victory has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class R shares of Dividend Growth Fund do not exceed 1.50% until at least February 28, 2018. Victory is permitted to recoup advisory fees waived and expenses reimbursed with respect to a Fund for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Examples

Examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you invested $10,000 in each fund for the time periods indicated. The examples assume you reinvested all dividends and distributions, that the average annual return for each fund was 5%, and that the funds’ operating expenses remain the same.

Although your actual costs may be higher or lower, assuming annual fund operating expenses as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

CLASS A

Fund	Year 1	Year 3	Year 5	Year 10
Special Value Fund	$697	$955	$1,232	$2,021
Dividend Growth Fund	695	949	1,525	3,801
Dividend Growth Fund Pro Forma Combined	695	949	1,222	1,999

CLASS C

Fund	Year 1	Year 3	Year 5	Year 10
Special Value Fund	$323	$694	$1,192	$2,562
Dividend Growth Fund	303	627	1,388	4,099
Dividend Growth Fund Pro Forma Combined	303	627	1,095	2,390

CLASS I

Fund	Year 1	Year 3	Year 5	Year 10
Special Value Fund	$102	$318	$552	$1,225
Dividend Growth Fund	97	303	885	3,323
Dividend Growth Fund Pro Forma Combined	97	303	535	1,202

CLASS Y

Fund	Year 1	Year 3	Year 5	Year 10
Special Value Fund	$105	$328	$727	$1,846
Dividend Growth Fund	102	318	884	3,218
Dividend Growth Fund Pro Forma Combined	102	318	611	1,444

CLASS R

Fund	Year 1	Year 3	Year 5	Year 10
Special Value Fund	$162	$502	$866	$1,889
Dividend Growth Fund	153	474	1,135	3,648
Dividend Growth Fund Pro Forma Combined	153	474	823	1,807

The following example makes the same assumptions as the example above, except that it assumes you did not redeem your shares at the end of the period.

CLASS C

Fund	Year 1	Year 3	Year 5	Year 10
Special Value Fund	$223	$694	$1,192	$2,562
Dividend Growth Fund	203	627	1,388	4,099
Dividend Growth Fund Pro Forma Combined	203	627	1,095	2,390

B.                                    Comparison of Investment Performance

The bar charts and tables that follow indicate the risks of investing in the Funds. We assume reinvestment of dividends and distributions. The table shows how the average annual total returns for Class A, Class C, Class I, Class R and Class Y shares of the Funds, including applicable maximum sales charges, compare to those of the S&P 500 Index.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

The Funds’ past performance (before and after taxes) does not necessarily indicate how the Funds will perform in the future. Updated performance information is available on the Funds’ website at VictoryFunds.com.

Special Value Fund. Annual returns of the Class A shares of Special Value Fund as of December 31 were as follows for each year shown:

Calendar Year Returns for Class A Shares

(Results do not include a sales charge.

If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were:

Best Calendar Quarter:	17.81%	Quarter ended 9/30/09
Worst Calendar Quarter:	-26.71%	Quarter ended 12/31/08
As of September 30, 2014 the year to date return was as follows:	2.43%

The table below shows the average annual return before and after taxes for each share class of Special Value Fund shares, as of December 31, 2013. After-tax returns are shown for only Class A shares. After-tax returns for Class C, Class I, Class Y and Class R shares will vary. The returns for Class A shares include the effect of the maximum sales charge. Class C, Class I, Class Y and Class R shares are sold without the imposition of a sales charge.

	1 Year	5 Year	10 Year (or Life of Class)(1)
Class A Shares
Return Before Taxes	23.16%	14.10%	7.31%
Return After Taxes on Distributions	23.16%	14.09%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares	13.11%	11.35%	5.66%
Class C Shares
Return Before Taxes	28.42%	14.39%	6.98%
Class I Shares
Return Before Taxes	30.98%	15.83%	2.96	%(1)
Class R Shares
Return Before Taxes	30.20%	15.07%	7.60%
Index
S&P 500 Index(2)	32.39%	17.94%	7.41%
Russell MidCap® Index (Index returns reflect no deduction for fees, expenses, or taxes)	34.76%	22.36%	10.22%

(1)                    Performance for Class I shares is from August 31, 2007, inception date of Class I shares. Past performance information is not presented for Class Y shares as the share class did not yet have a full calendar year of performance history as of December 31, 2013.

(2)                    Effective June 15, 2014, the S&P 500 Index replaced the Russell MidCap® Index as the primary index for Special Value Fund. Victory believes that the S&P Index better reflects the Fund’s portfolio composition in light of the Fund’s principal investment strategies as revised on that date.

Please remember that past performance (both before and after taxes) is no guarantee of the results Special Value Fund may achieve in the future. Future returns may be higher or lower than the returns the Fund achieved in the past.

Dividend Growth Fund. Annual returns of the Class A shares of Dividend Growth Fund as of December 31 were as follows for each year shown:

Calendar Year Returns for Class A Shares

(Results do not include a sales charge.

If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were:

Best Calendar Quarter:	10.49%	Quarter ended 12/31/13
Worst Calendar Quarter:	2.60%	Quarter ended 6/30/13
As of September 30, 2014 the year to date return was as follows:	3.84%

The table below shows the average annual return before and after taxes for each share of Dividend Growth Fund as of December 31, 2013. After-tax returns are shown for only Class A shares. After-tax returns for Class C, Class I, Class Y and Class R shares will vary. The returns for Class A shares include the effect of the maximum sales charge. Class C, Class I, Class Y and Class R shares are sold without the imposition of a sales charge.

	1 Year	Life of Fund (since November 1, 2012)
Class A Shares
Return Before Taxes	25.06%	22.48%
Return After Taxes on Distributions	23.01%	20.70%
Return After Taxes on Distributions and Sale of Fund Shares	14.56%	16.59%
Class C Shares
Return Before Taxes	30.75%	27.90%
Class I Shares
Return Before Taxes	33.15%	29.24%
Class Y Shares
Return Before Taxes	33.12%	29.20%
Class R Shares
Return Before Taxes	32.39%	28.51%
Index
S&P 500 Index (Index returns reflect no deduction for fees, expenses, or taxes)	32.39%	28.82%

Please remember that past performance (both before and after taxes) is no guarantee of the results Dividend Growth Fund may achieve in the future. Future returns may be higher or lower than the returns the Fund achieved in the past.

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended October 31, 2013, Special Value Fund’s portfolio turnover rate was 110%. During the fiscal year ended October 31, 2013, Dividend Growth Fund’s portfolio turnover rate was 68%.

C.                                    Investment Objective and Principal Investment Strategies.

The Funds have identical investment objectives and fundamental investment policies. Each Fund’s objective is to seek to provide long-term growth of capital and dividend income. See Exhibit C for a summary of the Funds’ fundamental investment restrictions.

The Funds have substantially similar, though not identical, principal investment strategies. Special Value Fund and Dividend Growth Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below. The combined fund will follow the principal investment strategies of Dividend Growth Fund.

•                                          Each Fund invests primarily in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the near future,  with an emphasis on high quality growing businesses of companies that have increased their dividends over time.

•                                          Each Fund seeks to invest in companies that are paying a growing dividend and that can be purchased at a valuation deemed reasonable by Victory.

•                                          Each Fund may invest in securities of companies that are mid or large cap, but will invest primarily in large cap securities.

•                                          Dividend Growth Fund, under normal circumstances, will invest at least 80% of its net assets in dividend paying equity securities and securities immediately convertible or exchangeable into common stock traded in the U.S. exchanges and issued by established companies. Special Value Fund, in pursuing its investment objective, is not subject to this investment strategy.

•                                          Each Fund may invest in foreign companies listed or traded on U.S. exchanges or American and Global Depositary Receipts (ADRs and GDRs) of foreign companies.

•                                          In making investment decisions for the Funds, Victory will select stocks of companies that have exhibited characteristics of a high-quality growing business. Victory seeks to identify companies that have a track record of paying out, or the capability of paying out, higher dividends over time and can be purchased at a valuation Victory deems reasonable.

•                                          Victory may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

•                                          Victory may from time to time generate portfolio turnover rates for Special Value Fund in excess of 100%.

D.                                    Principal Risks.

Since the Funds have substantially similar principal investment strategies, the Funds have similar, but not identical principal risks.  The following risks apply to both Funds.

General risks:

•                  Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

•                  Manager risk is the risk that a Fund’s portfolio manager may implement its investment strategy in a way that does not produce the intended result.

Equity risk:

•                  Equity risk is the risk that the value of an equity security will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability or in general market conditions. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations.

Dividend paying stock risk:

•                  Dividend paying stock risk is the risk that returns from the stocks of these dividend paying companies will underperform the overall stock market. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as nondividend paying stocks or other segments of the stock market. Performance could also be negatively impacted if companies reduce their dividend payout.

ADRs, GDRs and U.S.-traded foreign investments risks:

•                  Political and economic risks, along with other factors, could adversely affect the value of the Fund’s investments in foreign companies traded on U.S. exchanges, such as ADRs and GDRs.

•                  Foreign securities risk. Investing in foreign companies, including through ADRs and GDRs involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and investments in U.S. companies that have significant foreign operations.

Mid capitalization stock risk:

•                  Mid capitalization risk is the risk that a company will be adversely affected or fail as a result of its smaller size. Mid-sized companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a less experienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of mid sized companies may, therefore, be more vulnerable to adverse developments than those of larger companies. Mid capitalization stocks could also underperform stocks of smaller companies.

In addition to the risks above, Special Value Fund is subject to the following risks:

•                  Value Investing Risk, which is the risk that a stock’s intrinsic value may never be fully recognized by the market or its price may decline. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market

•                  Active Trading Risk, which is the risk that, to the extent a Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions. While it is not an investment strategy to actively trade a Fund’s portfolio, Victory may from time to time do so, generating portfolio turnover rates in excess of 100%.

III.                              THE PROPOSED PLAN AND RESULTING REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Information Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Information Statement/Prospectus.

A.                                    Summary of the Proposed Reorganization

Pursuant to the Plan, Dividend Growth Fund will acquire all of the assets of Special Value Fund in exchange for that number of full and fractional shares of Dividend Growth Fund having an aggregate net asset value equal to the aggregate net asset value of Special Value Fund as of the close of business on the business day that is the closing date of the proposed Reorganization (referred to as the “Valuation Date”) and the assumption by Dividend Growth Fund of all of the Liabilities of Special Value Fund, including certain indemnification obligations of Special Value Fund (discussed under “Terms of the Plan—Indemnification” below). Immediately thereafter, Special Value Fund will distribute Dividend Growth Fund’s shares to its shareholders by establishing accounts on Dividend Growth Fund’s share records in the names of those shareholders representing the respective pro rata number of Dividend Growth Fund shares deliverable to them in cancellation of such shareholders’ proportional interests in shares of Special Value Fund, in complete liquidation of Special Value Fund.

Until the closing date of the proposed Reorganization, shareholders of Special Value Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by Special Value Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests for Special Value Fund’s shares received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of Dividend Growth Fund. After the proposed Reorganization is consummated, all of the issued and outstanding shares of Special Value Fund will be canceled on the books of Special Value Fund and the transfer books of Special Value Fund will be permanently closed. Certificates evidencing Dividend Growth Fund shares will not be issued to Special Value Fund’s shareholders.

Generally, the assets transferred by Special Value Fund to Dividend Growth Fund will include all investments of Special Value Fund held in its portfolio as of the Valuation Date and all other assets of Special Value Fund as of such time. Special Value Fund does not expect any significant repositioning of its portfolio in connection with the Reorganization.

No sales charges (including CDSC) will be imposed on the shares of Dividend Growth Fund issued in connection with the proposed Reorganization. However, any deferred sales charge or other comparable fees that are currently applicable to shareholders of Special Value Fund would continue to apply to redemptions by such shareholders of Dividend Growth Fund. Shareholders may pay applicable sales charges on future purchases of Class A shares of Dividend Growth Fund.

Since the shares of Dividend Growth Fund will be issued at net asset value in exchange for the net assets of Special Value Fund having a value equal to the aggregate net asset value of the shares of Special Value Fund as of the Valuation Date, the net asset value per share of Dividend Growth Fund is expected to be materially the same as a result of the Reorganization. Thus, the Reorganization should not result in dilution of the net asset value of either Fund immediately following consummation of the Reorganization. A shareholder of Special Value Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If all required regulatory approvals are obtained, and certain other closing conditions are either met or waived, it is expected that the Reorganization will take place on or about February 27, 2015, or such other date as is agreed to by the parties.

B.                                    Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

Valuation. The assets of Special Value Fund will be valued in the manner in which the net asset value is calculated pursuant to the valuation procedures set forth in Special Value Fund’s then current Prospectus and Statement of Additional Information as of the close of business on the Valuation Date or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

The net asset value of each share of Dividend Growth Fund will be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Dividend Growth Fund’s then current Prospectus and Statement of Additional Information.

Issuance and Distribution of Dividend Growth Fund Shares. On the Closing Date (as defined in the Plan), Dividend Growth Fund will deliver to Special Value Fund a number of full and fractional shares of Dividend Growth Fund, the number of which will be determined by dividing (i) the value of Special Value Fund’s assets, net of Special Value Fund’s Liabilities, computed pursuant to the valuation procedures set forth in Special Value Fund’s then current Prospectus and Statement of Additional Information as of the close of business on the Valuation Date, by (ii) the net asset value of one share of Dividend Growth Fund computed using the market valuation procedures set forth in Dividend Growth Fund’s then current Prospectus and Statement of Additional Information as of the Valuation Date. Special Value Fund will then distribute the shares of Dividend Growth Fund pro rata to its shareholders of record as of the close of business on the Valuation Date in cancellation of such shareholders’ proportional interests in shares of Special Value Fund. Holders of each class of shares of Special Value Fund will receive shares of a class of Dividend Growth Fund as follows:

Special Value Fund Class	Dividend Growth Fund Class
A	A
C	C
I	I
Y	Y
R	R

Dividend Growth Fund shares received by Special Value Fund shareholder will have the same aggregate net asset value as such shareholder’s interest in Special Value Fund as of the Valuation Date.

Expenses.  Victory has agreed to bear half of the direct costs relating to the Reorganization, which include, but are not limited to, costs associated with the preparation, printing and mailing of the Information Statement/Prospectus, legal fees, accounting and audit costs. These direct costs are estimated to be $    .  Special Value Fund will bear the remaining portion of these costs as well as any brokerage fees and brokerage expenses incurred in connection with the Reorganization (which are expected to be minimal).

Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, provided that no such amendment will have a material adverse effect on the interests of either Fund’s shareholders without their further approval. The obligations of Special Value Fund and Dividend Growth Fund pursuant to the Plan are subject to various conditions, including, among other things, the receipt of a legal opinion as to tax matters.

Termination. The Plan may be terminated, and the Reorganization abandoned at any time prior to the closing by mutual consent of the parties thereto.

Indemnification. Dividend Growth Fund has to indemnify Special Value Fund and its trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by Dividend Growth Fund.

Special Value Fund has agreed to indemnify Dividend Growth Fund and its trustees/directors and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by Special Value Fund.

C.                                    Description of Dividend Growth Fund Shares

Each Dividend Growth Fund share issued to Special Value Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and no shareholder will have preemptive or conversion rights to the subscription or purchase of such shares. Dividend Growth Fund shares will be sold and redeemed based upon the net asset value of Dividend Growth Fund next determined after receipt of the purchase or redemption request, as described in Dividend Growth Fund’s Prospectus.

D.                                    Reasons for the Reorganization Considered by the Board

The reasons that the Reorganization is being proposed by Special Value Fund are described above under “Summary — Reasons for the Reorganization/Board Deliberations.”

The VP Board, including a majority of the Independent Trustees, has determined that the interests of the neither Fund’s shareholders will be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of each Fund’s shareholders.

E.                                    Federal Income Tax Consequences

As a condition of the Reorganization, the Funds will have received an opinion of Morrison & Foerster LLP, legal counsel to the Funds, to the effect that for federal income tax purposes:

(a)                                 the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Code, and Special Value Fund and Dividend Growth Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)                                 no gain or loss will be recognized by Dividend Growth Fund upon its receipt of Special Value Fund’s assets in exchange for Dividend Growth Fund’s shares and the assumption by Dividend Growth Fund of the Liabilities of Special Value Fund;

(c)                                  the tax basis of the assets transferred by Special Value Fund to Dividend Growth Fund in a Reorganization will be the same as the basis of such assets in the hands of Special Value Fund immediately prior to the transfer, and the holding periods of Special Value Fund’s assets in the hands of Dividend Growth Fund will include the periods during which such assets were held by Special Value Fund;

(d)                                 no gain or loss will be recognized by Special Value Fund upon the transfer of its assets to Dividend Growth Fund in exchange for shares of Dividend Growth Fund and the assumption by Dividend Growth Fund of the Liabilities of Special Value Fund, or upon the distribution of Dividend Growth Fund shares by Special Value Fund to its shareholders in complete liquidation of Special Value Fund;

(e)                                  no gain or loss will be recognized by Special Value Fund’s shareholders upon the receipt of corresponding Dividend Growth Fund shares in complete liquidation of Special Value Fund;

(f)                                   the aggregate tax basis of Dividend Growth Fund’s shares received by a shareholder of Special Value Fund in connection with the Reorganization will be the same as the aggregate tax basis of such shareholder’s holdings in Special Value Fund immediately before the Reorganization, and the holding period of Dividend Growth Fund shares will include the period during which such shareholder held Special Value Fund shares (provided the shareholder held Special Value Fund shares as capital assets); and

(g)                                  Dividend Growth Fund will succeed to and take into account the items of the corresponding Special Value Fund described in Section 381(c) of the Code (including capital loss carryovers), subject to the conditions and limitations specified in the Code, the Regulations thereunder, and existing court decisions and published interpretations of the Code and Regulations.

Although neither Fund is aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, the Funds have not sought, and will not seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

F.                                     Comparison of Shareholder Rights

Because both Funds are separate series of the same Trust, shareholders of each Fund have identical rights. Accordingly, the rights of shareholders of Special Value Fund will not change as a result of the Reorganization. See Exhibit D for a summary of shareholder rights.

G.                                   Capitalization

The chart below summarizes the capitalization of the Funds as of November 30, 2014 and Dividend Growth Fund’s pro forma combined capitalization after giving effect to the proposed Reorganization.

	Dividend Growth Fund	Special Value Fund	Pro Form Adjustments	Dividend Growth Fund Pro Forma Combined After Reorganization
	Class A Shares	Class A Shares	Class A Shares	Class A Shares
Net Assets	$1,663,524	$71,926,653	$—	$73,590,176
Net Asset Value Per Share	$13.78	$22.40	$—	$13.78
Shares Outstanding	120,719	3,211,603	2,008,038	5,340,361

	Class C Shares	Class C Shares	Class C Shares	Class C Shares
Net Assets	$1,417,667	$15,178,361	$—	$16,596,028
Net Asset Value Per Share	$13.71	$20.44	$—	$13.71
Shares Outstanding	103,378	742,666	364,462	1,210,505

	Class I Shares	Class I Shares	Class I Shares	Class I Shares
Net Assets	$2,711,860	$8,925,549	$—	$11,637,409
Net Asset Value Per Share	$13.79	$22.66	$—	$13.79
Shares Outstanding	196,661	383,855	263,386	843,902

	Class R Shares	Class R Shares	Class R Shares	Class R Shares
Net Assets	$1,188,344	$60,185,433	$—	$61,373,777
Net Asset Value Per Share	$13.75	$21.56	$—	$13.75
Shares Outstanding	86,401	2,791,267	1,585,879	4,463,547

	Class Y Shares	Class Y Shares	Class Y Shares	Class Y Shares
Net Assets	$1,201,323	$2,146,679	$—	$3,348,001
Net Asset Value Per Share	$13.78	$22.50	$—	$13.78
Shares Outstanding	87,214	95,424	60,322	242,961

IV.                               ADDITIONAL INFORMATION ABOUT THE FUNDS

A.                                    Investment Adviser and Portfolio Manager

Victory serves as investment adviser to each Fund. Victory is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the “SEC”). Victory’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. As of December 31, 2014, Victory had approximately $        billion in assets under management.

Mr. Gregory H. Ekizan is the Lead Portfolio Manager of each Fund. He is a Chief Investment Officer (Dividend Growth Equity) of Victory and has been with the firm since 2012. Mr. Ekizan is a CFA charterholder. Prior to joining Victory, Mr. Ekizian was a founding member and leader of the Growth team at Goldman Sachs Asset Management (GSAM), where he served as a chief investment officer and senior portfolio manager of multiple investment strategies.

The Funds currently are parties to the same investment advisory agreement with Victory on the same terms except that the investment advisory fee payable by each differs. For the fiscal year ended October 31, 2013, the Funds paid advisory fees to Victory, after waivers, at an annual rate based on a percentage of the average daily net assets of each Fund as follows:

Dividend Growth Fund	0.70%
Special Value Fund	0.75%

The investment advisory fee currently payable by each Fund and the proposed changes in the breakpoints in Dividend Growth Fund’s fee effective upon the close of the Reorganization are set forth below:

Special Value Fund	Dividend Growth Fund (current)	Dividend Growth Fund following the Reorganization*
0.75% on the first $400 million, 0.65% on the next $400 million, 0.60% on assets in excess of $800 million	0.70% on the first $1.5 billion, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $3.0 billion	0.70% on the first $800 million, 0.60% on assets in excess of $800 million

* Following the Reorganization, Victory has agreed to modify Dividend Growth Fund’s investment advisory fee as stated above. This change is subject to the completion of the Reorganization. Thus, on an asset-weighted basis, the investment advisory fees of Dividend Growth Fund will not exceed that of the investment advisory fees of Special Value Fund after the Reorganization.

B.                                    Net Asset Value

The NAV for both Funds is calculated in exactly the same manner. Namely, it is calculated once each business day as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

With respect to any foreign securities held by the Funds that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close. The Funds value those foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE. Because foreign exchanges may be open at different times and on different days than the NYSE, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell their shares. For purposes of calculating NAVs, the Funds translate into U.S. dollars all investment securities, other assets and liabilities.

The Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, the Funds will price their investments at fair value according to procedures approved by the VP Board. The Funds will fair value a security when:

•                  Trading in the security has been halted;

•                  The market quotation for the security is clearly erroneous due to a clerical error;

•                  The security’s liquidity decreases such that, in Victory’s opinion, the market quotation has become stale; or

•                  An event occurs after the close of the trading market (but before the Victory Funds’ net asset value is calculated) that, in Victory’s opinion, materially affects the value of the security.

Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the VP Board should a significant event occur subsequent to the close of the foreign securities exchange.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security. Each Class of each Fund calculates its net asset value by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class. You may be able to find the Funds’ net asset values each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets.

You may also obtain the Funds’ net asset values by calling 1-800-539-3863 or by visiting the Funds’ website at VictoryFunds.com. The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

C.                                    Distribution and Service Plan Fees

Victory Capital Advisers, Inc. (“VCA”), 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts as distributor for the Funds. VCA is a registered broker-dealer and member of FINRA.

With respect to service and distribution fees, the Reorganization contemplates each class of Special Value Fund to be reorganized into a share class with comparable (or lower) distribution and/or shareholder servicing fees, investor eligibility requirements and other shareholder features.

D.                                    Purchase and Sale of Fund Shares

Purchases and sales (redemptions) of shares of the Funds are made at the NAV per share next determined after receipt of the complete and accurate purchase or redemption order by the Funds’ transfer agent. The minimum initial investment for Class A and Class C shares of the Funds is $2,500. Class I, Class Y and Class R shares of the Funds are only available to certain investors.

The Funds offer a systematic investment plan or automatic investment plan, whereby an existing shareholder may authorize the Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest. The Funds’ systematic investment plan is subject to a minimum subsequent investment of $250.

Generally, Fund shareholders may exchange their shares for another Victory Fund offering the same class of shares as long as the other Victory Fund is eligible for exchange with your Fund.

For more information on how to purchase, exchange and redeem shares of the Funds, please see “Purchasing, Exchanging, Converting and Redeeming Shares of The Victory Funds” below.

E.                                    Shares

The Victory Funds offers six share classes: Class A, Class C, Class I, Class Y, Class R and Class R6. Not all Victory Funds offers all classes. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Victory Funds, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class. Some classes of shares are available for purchase only by eligible shareholders. Dividend Growth Fund may offer additional classes of shares from time to time.

As described above, Class A shareholders of Special Value Fund who become Class A shareholders of Dividend Growth Fund will not be subject to the initial sales charge with respect to Class A shares received in connection with the Reorganization or any CDSC imposed on Class A shares of Dividend Growth Fund that were purchased without an initial sales charge. However, future purchases of Class A shares would be subject to sales charges as described in the prospectus for the Victory Funds.

The Victory Funds reserve the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Victory Funds may also waive any applicable eligibility requirements or investment minimums at its discretion. The Victory Funds or any class thereof may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

F.                                     Service Providers

The VP Board has approved service provider arrangements (including administration and fund accounting, sub-administration and sub-fund accounting, custody, foreign custody and transfer agency) with respect to the Victory Funds, as described in the Statement of Additional Information (the “SAI”).

G.                                   Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Victory Fund through a broker-dealer or other financial intermediary (such as a bank), the Victory Fund may pay the intermediary for the sale and related services. Victory (and its affiliates) also may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers, for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees Victory receives from the Victory Funds. Victory also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of a Victory Fund or other series of the Trust to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

H.                                   Financial Highlights

The audited financial highlights for the Funds for the five fiscal years ended October 31, 2013 and the unaudited financial highlights for the period ended October 31, 2014 are attached hereto as Exhibit B.

V.                                    PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES OF THE VICTORY FUNDS

Opening an Account

If you would like to open an account with the Victory Funds, you will first need to complete an Account Application. You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Fund’s website, VictoryFunds.com. Send the completed Account Application, along with a check made payable to The Victory Funds at the following address:

The Victory Funds

P.O. Box 182593

Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Victory Funds. Sometimes an Investment Professional will charge you for their services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Victory Funds.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Victory Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Victory Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Victory Funds, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your Initial Purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Victory Funds do not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into a Victory Fund. All payments must be denominated in U.S. dollars.

Minimum Investments and Investor Eligibility

The minimum investment required to open a Class A or Class C shareholder account with a Victory Fund is $2,500 ($1,000 for IRA accounts), with additional investments of at least $250. If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

Only Eligible Investors may purchase or exchange into Class I shares of the Victory Funds. Eligible Investors include the following:

•                  institutional and individual retail investors with a minimum initial investment in Class I shares of $2,500,000 who purchase through certain broker-dealers or directly from the Transfer Agent;

•                  retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

•                  investors in select fee based programs;

•                  current and retired Victory Fund trustees or officers;

•                  directors, trustees, employees, and family members of employees of Victory or “Affiliated Providers;”

•                  purchases by participants in the Victory Investment Program; and

•                  brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

“Affiliated Providers” are affiliates, parents and subsidiaries of Victory, and any organization that provides services to VP. Each Victory Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,500,000.

Class R shares of a Victory Fund may only be purchased by retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

In order to buy Class Y shares of a Victory Fund, you must first be an Eligible Investor. Eligible Investors include investors who purchase through select fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account. Such transactions may be subject to additional rules or requirements of the applicable intermediary’s program.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of Victory and the Victory Funds’ Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Victory Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Victory Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion. Each Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

•                  By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

•                  By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 1-800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

•                  By Exchange

You may purchase shares of a Victory Fund using the proceeds from the simultaneous redemption of shares of another series of VP that is eligible for an exchange with that Victory Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “How to Exchange Shares.”

•                  Via the Internet

If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

•                  By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Victory Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

•                  By Wire

You may buy shares of a Victory Fund by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 1-800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

•                  By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account to invest in shares of the Victory Funds.

Other Purchase Rules You Should Know

The Victory Funds reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Victory Funds or their shareholders. The Victory Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain an account in a Victory Fund, or to add to an existing Victory Fund account.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, activity in a Victory Fund will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Victory Funds. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Victory Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Victory Funds for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of a Victory Fund may be exchanged for the shares of any other class offered by the Victory Fund or the same class, or any other class, of any the other series of VP, either through your Investment Professional or directly through the Victory Fund, subject to the conditions described below.

•                  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and Statement of Additional Information. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

•                  To exchange between Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

•                  Shares of the series of the Trust selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Victory Funds’ other exchange policies, please consult Victory Funds Customer Service or your Investment Professional before requesting an exchange. Before exchanging, you should read the Prospectus of the Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information

Processing your exchange/conversion

If your exchange request is received and accepted by a Victory Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if it is received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 1-800-539-3863 or by visiting VictoryFunds.com.

If your shares of a Victory Fund are converted to a different share class of the Victory Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

Requesting an exchange

You can exchange shares of the Victory Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

•                  By Telephone

Unless you indicate otherwise on the account application, Victory Funds Customer Service will be authorized to accept exchange instructions received by telephone.

•                  By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Trust.

•                  Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other exchange rules you should know

The Victory Funds may refuse any exchange purchase request if Victory determines that the request is associated with a market timing strategy. The Victory Funds may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of a Victory Fund’s shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account. For information on how to exchange shares of a Victory Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your request is received in good order by the close of regular trading on the NYSE, your redemption will be processed the same day. Your redemption will be processed on the next business day if received after the close of regular trading. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 1-800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

•                  Mail a check to the address of record;

•                  Wire funds to a previously designated domestic financial institution;

•                  Mail a check to a previously designated alternate address; or

•                  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, Victory, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

•                  Your account registration has changed within the last 15 days;

•                  The check is not being mailed to the address on your account;

•                  The check is not being made payable to the owner of the account;

•                  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

•                  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Victory Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction.

You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information about Redemptions

•                  Redemption proceeds from the sale of shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

•                  The Victory Funds may postpone payment of redemption proceeds for up to seven calendar days at any time.

•                  The Victory Funds may suspend your right to redeem your shares in the following circumstances:

•                  During non-routine closings of the NYSE;

•                  When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Victory Funds’ securities; or

•                  When the SEC orders a suspension to protect the Victory Funds’ shareholders.

•                  The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Victory Fund solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of a Victory Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made “in kind,” that is, in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of a Victory Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

•                  If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Victory Funds reserve the right to reinvest the check in shares of the Victory Fund from which the redemption was made at its then current net asset value until you give the Victory Funds different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Choosing a Share Class

Applicable Sales Charges

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates for each of the Funds:

	Sales Charge* as a Percentage of
	Offering Price (%)	Net Amount Invested (%)
Up to $49,999	5.75	6.10
$50,000 up to $99,999	4.50	4.71
$100,000 up to $249,999	3.50	3.63
$250,000 up to $499,999	2.50	2.56
$500,000 up to $999,999	2.00	2.04
$1,000,000 or more*	None	None

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details. The Victory Funds make available, free of charge, information relating to sales charges on their website at VictoryFunds.com.

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Victory Funds’ transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Funds held in: (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1.                                      Purchases sufficient to reach a breakpoint.

2.                                      A Letter of Intent allows you to buy Class A shares of a Victory Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3.                                      Rights of Accumulation allow you to add the value of any Class A shares you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4.                                      The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5.                                      The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of a Fund, to reinvest all or part of the redemption proceeds in the Class A Shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds.

6.                                      The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a.              Purchases of $1,000,000 or more.

b.              Purchases by:

i.                  current and retired Victory Fund trustees or officers;

ii.               directors, trustees, employees, and family members of employees of Victory, affiliates and subsidiaries of Victory, or any Affiliated Provider; and

iii.            registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c.               Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d.              Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e.               Purchases by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans, and IRA rollovers from such plans, if a Victory Class A share was offered. If VCA pays a concession to the dealer of record, a CDSC of 0.75% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

f.                Purchases by participants in the Victory Investment Program.

g.               Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h.              Purchases by financial intermediaries who have entered into an agreement with VCA to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

The Victory Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call 1-800-539-3863.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Purchases of $1,000,000 or more will automatically be made in Class A shares of the applicable Victory Fund.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on the Victory Funds’ investments. Each Victory Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Victory Funds represent the net income from dividends and interest earned on investments after expenses. The Victory Funds will distribute short-term gains, as necessary to maintain each Victory Fund’s qualification as a regulated investment company under the Code, and if a Victory Fund makes a long-term capital gain distribution, it is normally paid once a year. However, a Victory Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

•                  Reinvestment Option

You can have distributions automatically reinvested in additional shares of a Victory Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

•                  Cash Option

A check will be mailed to you no later than seven days after Dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Victory Funds reserve the right to reinvest the check in shares of the Victory Fund making the distribution at its then current net asset value until you give the Victory Funds different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

•                  Income Earned Option

You can automatically reinvest your dividends in additional shares of a Victory Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

•                  Directed Dividends Option

In most cases, you can automatically reinvest distributions in shares of another series of VP. If you reinvest your distributions in such a different fund, you may pay a sales charge on the reinvested distributions.

•                  Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of Dividend payment date. The bank account must have a registration identical to that of your Victory Fund account.

Important Information about Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Victory Funds.

The Victory Funds expect to pay no federal income tax on the earnings and capital gains distributed to shareholders.

•                  Qualified dividends received from a Victory Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Victory Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Victory Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Victory Fund’s long-term capital gains are taxable as long-term capital gains.

•                  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of a Victory Fund, or you reinvest them in shares of another Victory Fund.

•                  Dividends from a Victory Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Victory Fund.

•                  An exchange of a Victory Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Victory Fund, you must recognize any gain or loss.

•                  An exchange of one class of a Victory Fund’s shares for shares of another class of the Victory Fund generally constitutes a nontaxable exchange.

•                  Distributions from a Victory Fund and gains from the disposition of your shares may also be subject to state and local income tax.

•                  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Victory Funds, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

•                  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

•                  Tax statements will be mailed from the Victory Funds showing the amounts and tax status of distributions made to you.

•                  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

•                  The Victory Funds are generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in a Victory Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of a Victory Fund).

•                  The Victory Funds may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Victory Funds are notified by the Internal Revenue Service that backup withholding is required.

•                  You should review the more detailed discussion of federal income tax considerations in the Statement of Additional Information and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Victory Funds.

•                  The Victory Funds may provide estimated capital gain distribution information through its website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

•                  Name;

•                  Date of birth (for individuals);

•                  Residential or business street address (although post office boxes are still permitted for mailing); and

•                  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds requires proof that your signature authorizing a transaction is authentic.

This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can be obtained from a financial institution that is a member of the SVP program.

•                  Change of name;

•                  Add/change banking instructions;

•                  Add/change beneficiaries;

•                  Add/change authorized account traders;

•                  Adding a Power of Attorney;

•                  Add/change Trustee; and

•                  Uniform Transfers to Minors Act/ Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of a Victory Fund’s shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring a Victory Fund to hold more cash than it normally would.

The VP Board has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, each Victory Fund will:

•                  Employ “fair value” pricing, as described in this prospectus under “Share Price,” to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

•                  Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Victory Fund and, as applicable, a subsequent redemption or purchase of the Victory Fund, or an exchange of all or part of the Victory Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Victory Fund shares directly through the Transfer Agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which a Victory Funds shares are acquired directly through the transfer agent, or where a Victory Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemptions) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of Victory, under the oversight of the VP Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Victory Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Victory Funds or their administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Victory Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Victory Funds that provide a substantially similar level of protection for the Victory Funds against such transactions. If you hold your Victory Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy. The Victory Funds’ market timing policies and procedures may be modified or terminated at any time under the oversight of the VP Board.

Portfolio Holdings Disclosure

The Victory Funds disclose their complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. The Victory Funds send reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Victory Fund’s website, VictoryFunds.com, and on the SEC’s website, www.sec.gov. Each Victory Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

The Victory Funds also disclose its complete portfolio holdings each calendar quarter on its website, VictoryFunds.com, by no later than the 15th day of the following calendar month.

You can find a description of the Victory Funds’ policies and procedures with respect to disclosure of portfolio securities in the Statement of Additional Information or on the website, VictoryFunds.com.

Performance

The Victory Funds may advertise performance by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield, tax-effective yield, and the average annual total return of a Victory Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the

SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses, and their supplements to that address, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling 1-800-539-3863, and they will be delivered promptly.

Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Victory Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Financial Highlights

The audited financial highlights for the Funds for the most recent five fiscal years (or period of operations) ended October 31, 2013 and unaudited financial highlights for the annual period ended October 31, 2014, are attached hereto as Exhibit B. The audited information information for periods ending on or before October 31, 2013, is derived from and should be read in conjunction with the financial statements of the Funds and notes thereto, included in the Funds’ Annual Report for the period ended October 31, 2013, which is incorporated by reference into the SAI together with the report of the independent registered certified public accounting firm, Ernst & Young LLP, thereon.

VI.                               ADDITIONAL INFORMATION

Documents that relate to the Funds, including the Statement of Additional Information, are available, without charge, by writing to The Victory Funds, P.O. Box 182593, Columbus, OH 43218-2593, or by calling 1-800-539-3863.

Each Fund is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information with the SEC. You can review and copy information about the Victory Funds (including Statements of Additional Information) at the SEC’s Public Reference Room in Washington, D.C. 20549-1520. You can call 1-202-551-8090 for information on the operations of the Public Reference Room. Reports and other information about the Victory Funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

It is expected that this Information Statement/Prospectus will be mailed to shareholders on or about January      2015.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this 11th day of November, 2014, by and between The Victory Portfolios, a Delaware statutory trust (“VP”), on behalf of Dividend Growth Fund (the “Acquiring Fund”) and on behalf of Special Value Fund (‘the “Acquired Fund”).  Victory Capital Management Inc., a corporation organized under the laws of the State of New York (“VCM”) joins this Agreement solely for purposes of Section 9.

Shareholders of the Acquired Fund are referred to herein as “Investors.” In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund (“Assignment”), and that the Acquiring Fund assume all of the liabilities, expenses, costs, charges and reserves of the Acquired Fund (“Assumption”), whether absolute or contingent, known or unknown, accrued or unaccrued (each a “Liability” and collectively the “Liabilities”), in exchange for full and fractional Class A shares, Class C shares, Class I shares, Class Y shares and Class R shares of the Acquiring Fund (“Shares”), as specified in paragraph 1.1, and that these Shares be distributed immediately after the Closing (as defined in paragraph 1.1) by the Acquired Fund to its Investors in liquidation of the Acquired Fund.

WHEREAS, it is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury regulations promulgated thereunder;

WHEREAS, the Board of Trustees of VP (“VP Board”) have determined, with respect to the Acquiring Fund, that (i) the Assignment and Assumption is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the VP Board have determined, with respect to the Acquired Fund, that (i) the Assignment and the Assumption is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.                                      PLAN OF REORGANIZATION

1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2(a) (the “Acquired Fund Assets”) to the Acquiring Fund and the Acquiring Fund shall assume the Liabilities (as more fully described in paragraph 1.3). The Acquiring Fund shall, as consideration for such assignment and assumption, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund the Acquiring Fund’s Class A Shares, Class C Shares, Class I Shares, Class Y Shares and Class R Shares, as applicable, the number of which shall be determined by dividing (a) the value of said Acquired Fund Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of shares of the Acquired Fund will receive Shares of a corresponding class of the Acquiring Fund as follows:

Acquired Fund Class	Acquiring Fund Class
A	A
C	C
I	I
Y	Y
R	R

Such Assignment and Assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, the Acquired Fund shall distribute the appropriate number of full and fractional Class A Shares, Class C Shares, Class I Shares, Class Y Shares and Class R Shares of the Acquiring Fund to the holders of the corresponding Class of Shares of the Acquired Fund in liquidation of the Acquired Fund, as provided in paragraph 1.4 hereof. The Agreement and transactions contemplated hereunder for the Acquired Fund and the Acquiring Fund are hereinafter referred to as the “Reorganization.” No sales charges (including contingent deferred sales charges) will be imposed on or assessed against the Shares of the Acquiring Fund issued in connection with the Reorganization.

1.2                               (a) With respect to the Acquired Fund, the “Acquired Fund Assets” shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund’s books on the Closing Date.

(b) The Acquired Fund reserves the right to sell any securities or other assets in the ordinary course as necessary to meet distribution and redemption requirements prior to the Valuation Date (as defined below) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund may purchase in accordance with its investment objective and policies.

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all of the Liabilities of the Acquired Fund, including, but not limited to, the obligations of the Acquired Fund to indemnify its current and former trustees, as and to the extent set forth in VP’s current Declaration of Trust and Bylaws against (a) any and all liabilities of any such trustee and (b) all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses reasonably incurred in defending claims, demands or liabilities by any such trustee in connection with any events or alleged events related to the Acquired Fund occurring prior to the Closing Date or in connection with the Reorganization. Except as otherwise provided in paragraph 4.7, the Acquiring Fund shall not assume any liability for any obligation of the Acquired Fund to file reports with the Securities and Exchange Commission (“SEC”), Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Acquired Fund.

1.4 Immediately following the Closing, the Acquired Fund will distribute Class A Shares, Class C Shares, Class I Shares, Class Y Shares and Class R Shares of the Acquiring Fund received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its Investors of record determined as of the close of business of the New York Stock Exchange (“NYSE”) on the Closing Date in complete liquidation of the Acquired Fund. Acquiring Fund will not issue certificates representing the Class A Shares, Class C Shares, Class I Shares, Class Y Shares and Class R Shares in connection with such exchange. Holders of each class of shares of the Acquired Fund will receive Shares of a corresponding class of the Acquiring Fund as set forth in paragraph 1.1.

The distribution will be accomplished by an instruction, signed by an appropriate officer of VP, to transfer the Acquiring Fund’s Shares then credited to the Acquired Fund’s account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record of the Acquired Fund’s Investors and representing the full and fractional number of shares of the Acquiring Fund due each Investor of the Acquired Fund. All issued and outstanding shares of all classes of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund’s books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of the Acquiring Fund’s Shares after the Closing as determined in accordance with paragraph 1.1.

1.5 Following the Assignment and Assumption, and the distribution by the Acquired Fund of the Acquiring Fund’s Shares received by it pursuant to paragraph 1.4, the Acquired Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies and subsequently shall voluntarily dissolve in accordance with the requirements of Delaware law. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.                                      VALUATION

2.1 The value of the Acquired Fund Assets shall be computed in the manner set forth in the Acquired Fund’s most recent Prospectus and Statement of Additional Information and the valuation policies and procedures currently used in valuing the Acquired Fund’s investments (as provided to the VP and the Acquiring Fund at least 60 days prior to the Valuation Date (as defined below) or, if necessary, as mutually agreed upon by the parties, as determined at the close of business of the NYSE and after declaration of any dividends on the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”). The Acquired Fund and the Acquiring Fund shall cooperate with each other to identify and attempt to resolve potential valuation issues in advance of the Valuation Date. As of the close of business on the Valuation Date, the movement of records and materials of the Acquired Fund, and conversion thereof, to the fund accounting and administrative services agent of the Acquiring Fund shall commence for completion prior to the Closing Date.

At least ten (10) business days prior to the Valuation Date, the Acquired Fund will provide the Acquiring Fund with a schedule of the securities and other assets and Liabilities of the Acquired Fund.

At least eight (8) business days prior to the Valuation Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided pursuant to the preceding paragraph (a) that the Acquiring Fund would not be permitted to hold; (b) that the transfer of which would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Acquired Fund Assets; or (c) the valuation of such investment under the Acquired Fund’s valuation procedures would materially differ from the valuation of such investment under the Acquiring Fund’s valuation procedures. Under such circumstances, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives, strategies, policies, and restrictions, dispose of such investments prior to the Valuation Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of such investments if, in the reasonable judgment of the VP Board or VCM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or for any other reason would not be in the best interests of the Acquired Fund and its shareholders.

2.2 The net asset value of each share of the Acquiring Fund’s Shares shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund’s administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Acquired Fund at the Closing.

3.                                      CLOSING AND CLOSING DATE

3.1 The Closing for the Reorganization shall occur on February 27, 2015, or on such later date as the parties may agree (the “Closing Date”). The Closing shall be held at the offices of VP, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time on the

Closing Date unless otherwise provided or at such other time as is mutually agreeable to the parties hereto.

3.2 The Acquiring Fund’s custodian, KeyBank National Association (“KeyBank”) (“Acquiring Fund Custodian”), shall deliver at the Closing evidence that: (a) the Acquired Fund Assets have been delivered in proper form to the Acquiring Fund as of the Closing Date (other than such Acquired Fund Assets to be delivered at a later time pursuant to paragraph 3.3(d)) and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

3.3

(a) The Acquired Fund’s portfolio securities represented by a certificate or other written instrument (i) shall be presented by the Acquired Fund’s custodian, KeyBank, to the Acquiring Fund Custodian for examination no later than five (5) business days preceding the Closing Date, and (ii) shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.

(b)                                 KeyBank shall deliver at the Closing by book entry, in accordance with the customary practices of such depositories and KeyBank, the Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”).

(c)                                  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds at the Closing.

(d)                                 Notwithstanding the foregoing, if any Acquired Fund Asset cannot be transferred to the Acquiring Fund as of the Closing Date, it shall be transferred to the Acquiring Fund as promptly as practicable thereafter.

3.4 Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of VP Board, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.                                  COVENANTS WITH RESPECT TO THE ACQUIRED FUND AND THE ACQUIRING FUND

4.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and distributions and any actions contemplated by this Agreement.

4.2 VP, on behalf of the Acquired Fund, covenants that the Shares of the Acquiring Fund to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3 VP, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

4.4 Subject to the provisions hereof, VP, on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund Assets and Liabilities as of the Closing Date.

4.6 VP, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14, including a Combined Prospectus/Information Statement, relating to the issuance of Shares of the Acquiring Fund (the “Registration Statement”). The Acquired Fund has provided or will provide the Acquiring Fund with necessary or advisable information and disclosure relating to the Acquired Fund for inclusion in the Combined Prospectus/Information Statement, which are part of the Registration Statement, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7 After the Closing, VP shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the Acquired Fund after the Closing Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. The Acquired Fund and VP will retain responsibility for any other reporting responsibility of the Acquired Fund after the Closing, including, but not limited to, the responsibility for filing regulatory reports, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority.

4.8 Following the transfer of Acquired Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Liabilities by the Acquiring Fund in exchange for Shares of the Acquiring Fund as contemplated herein, VP on behalf of the Acquired Fund will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or dissolution of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.

5.                                      CONDITIONS TO ACQUIRING FUND’S OBLIGATIONS

5.1 The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a) that this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the VP Board (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act).

(b) that Acquiring Fund will have received an opinion of Morrison & Foerster LLP, legal counsel to the Acquiring Fund (“Counsel”) substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials and any representations of the Acquiring Fund and the Acquired Fund if Counsel so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

(i)                                     the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Code, and the Acquired Fund and Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)                                  no gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund Assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund pursuant to this Agreement;

(iii)                               the tax basis of the Acquired Fund Assets transferred by the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding periods of the Acquired Fund Assets in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(iv)                              no gain or loss will be recognized by the Acquired Fund upon the transfer of its Acquired Fund Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund;

(v)                                 no gain or loss will be recognized by the Acquired Fund’s shareholders upon the receipt of Acquiring Fund Shares in complete liquidation of the Acquired Fund;

(vi)                              the aggregate tax basis of the Acquiring Fund Shares received by a shareholder of the Acquired Fund in connection with the Reorganization will be the same as the aggregate tax basis of such shareholder’s Acquired Fund Shares immediately before the Reorganization, and the holding period of the Acquiring Fund Shares will include the period during which such shareholder held the Acquired Fund Shares (provided the shareholder held the Acquired Fund Shares as capital assets); and

(vii)                           the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code (including capital loss carryovers), subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

(c) that Acquired Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Date.

(d) that Acquired Fund’s transfer agent has provided to Acquiring Fund (i) a certificate setting forth the number of shares of Acquired Fund outstanding as of the Valuation Date, and (ii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

(e) that Acquired Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Closing Date pursuant to which Acquired Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Date in connection with the transactions contemplated by this Agreement.

(f) that the Registration Statement will have become effective under the Securities Act of 1933, as amended (the “1933 Act”), and no stop orders suspending the effectiveness thereof shall have been issued, and to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or pending, threatened or contemplated under the 1933 Act.

(g) that Acquired Fund will have distributed its investment company taxable income (as defined in section 852(b)(2) of the Code) and its net capital gain (as defined in section 1222(11) of the code) to its Investors on the Closing Date.

6.                                      CONDITIONS TO ACQUIRED FUND’S OBLIGATIONS

6.1 The obligations of Acquired Fund hereunder will be subject to the following conditions:

(a) that this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the VP Board (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act).

(b) that Acquired Fund will have received the same opinion referenced in paragraph Section 5.1(b) hereof.

(c) that Acquiring Fund will have executed and delivered to Acquired Fund an Assumption of Liabilities certificate dated as of the Closing Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Date in connection with the transactions contemplated by this Agreement.

7.                                      AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of VP, on behalf of the Acquiring Fund and the Acquired Fund.

8.                                      INDEMNIFICATION

8.1 The Acquiring Fund shall indemnify, defend and hold harmless the Acquired Fund, their respective officers, trustees, directors, employees, advisors and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Acquired Fund, their respective officers, trustees, employees or agents, arising out of or based on any breach by the Acquiring Fund of any of their respective representations, warranties or agreements set forth in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties.

8.2 The Acquired Fund shall indemnify, defend and hold harmless the Acquiring Fund, their respective officers, trustees, directors, employees, advisors and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Acquiring Fund, their respective officers, trustees, employees or agents, arising out of or based on any breach by the Acquired Fund of any of their respective representations, warranties or agreements set forth in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties.

9.                                      EXPENSES

The expenses relating to the proposed Reorganization, including but not limited to the costs associated with the preparation, printing and distribution of the Registration Statement and other direct expenses of the transactions contemplated by this Agreement (“Reorganization Expenses”), will be shared by VCM and the Acquired Fund equally.

10.                               CONFIDENTIALITY

In the event of a termination of this Agreement, the Parties agree that they along with their board members, employees, representative agents and affiliated persons shall, and shall cause their affiliated entities to, except with the prior written consent of the other Parties, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Parties and their related parties and affiliates and obtained in connection with the Reorganization, except that such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of the receipt; (iv) during the course of or in connection with any litigation, government inspection, inquiry, investigation, arbitration, or other proceedings relating to, based on or in connection with the subject matter of this Agreement, including, without limitation, the failure of the Reorganization to be consummated; or (v) if it is otherwise expressly provided for herein.

11.                               NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid certified mail or overnight express courier addressed to:

For VP, on behalf of itself and the Acquired Fund and the Acquiring Fund, and VCM:

Victory Capital Management Inc.

4900 Tiedeman Road, 4th Floor

Brooklyn, OH 44144-2302

Attention: Michael D. Policarpo, Chief Financial Officer

Phone: (216) 898-2552

Fax: (216)898-2585

E-mail: mpolicarpo@vcm.com

With a copy to:

Morrison & Foerster LLP

250 W. 55th Street

New York, NY 10019

Attention: Jay G. Baris

Phone: (212) 468-8053

Fax: (212) 209-1812

E-mail: jbaris@mofo.com

12.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

12.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs, Schedules or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Schedules and Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

12.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

12.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its conflicts of law provisions.

12.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

12.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of VP personally, but shall bind only the VP property of the Acquiring Fund and the Acquired Fund, as provided in the VP Trust Instrument. The execution and delivery of this Agreement have been authorized by the VP Board on behalf of the Acquiring Fund and the Acquired Fund, and signed by authorized officers of VP, acting as such. Neither the authorization by the VP Board nor the execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the VP property of the Acquiring Fund and Acquired Fund as provided in VP’s Trust Instrument.

12.6 This Agreement is made by VP on behalf of its individual series, individually and not jointly. The assets of the Acquiring Fund and the Acquired Fund may not be used to offset any liability incurred by any other series portfolio of VP.

[Signatures follow on the next page.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

THE VICTORY PORTFOLIOS, severally and not jointly, for itself and on behalf of the ACQUIRING FUND individually	THE VICTORY PORTFOLIOS, severally and not jointly, for itself and on behalf of the ACQUIRED FUND individually

/s/ Christopher K. Dyer	/s/ Christopher K. Dyer
Christopher K. Dyer	Christopher K. Dyer
Secretary	Secretary

The undersigned, Victory Capital Management Inc., joins this Agreement for purposes of Section 9.

/s/ Michael D. Policarpo
Michael D. Policarpo
Chief Financial Officer

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand Dividend Growth Fund’s and Special Value Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions, if any). Information for all periods other than the period ended October 31, 2014 has been audited by Ernst & Young LLP, whose report, along with the Funds’ audited financial statements, is included in the Fund’s current annual report, which is available upon request. Unaudited financial statements reflect all adjustments which are, in the opinion of the Funds’ management, necessary to a fair statement of the results for the periods presented. In addition, all such adjustments are of a normal recurring nature.

B-1

Financial Highlights

The Victory Portfolios

For a Share Outstanding Throughout Each Period

	Dividend Growth Fund
	Class A Shares
	Year
	Ended	Year
	October 31,	Ended
	2014 (unaudited)	October 31, 2013 (a)

Net Asset Value, Beginning of Period	$12.70	$10.00

Investment Activities:
Net investment income	0.10	0.10
Net realized and unrealized gains on investments	1.17	2.70
Total from Investment Activities	1.27	2.80
Distributions:
Net investment income	(0.10)	(0.10)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.61)	(0.10)
Net Asset Value, End of Period	$13.36	$12.70

Total Return (excludes sales charge)	10.19%	28.12%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,734	$1,264
Ratio of net expenses to average net assets	1.25%	1.25%
Ratio of net investment income to average net assets	0.80%	0.89%
Ratio of gross expenses to average net assets (b)	2.26%	4.03%
Ratio of net investment loss to average net assets (b)	(0.21)%	(1.89)%
Portfolio turnover (c)	49%	68%

(a)                   Class A Shares commenced operations on November 1, 2012.

(b)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Dividend Growth Fund
	Class C Shares
	Year
	Ended	Year
	October 31,	Ended
	2014 (unaudited)	October 31, 2013 (a)

Net Asset Value, Beginning of Period	$12.67	$10.00

Investment Activities:
Net investment income	0.01	0.01
Net realized and unrealized gains on investments	1.16	2.69
Total from Investment Activities	1.17	2.70

Distributions:
Net investment income	(0.03)	(0.03)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.54)	(0.03)
Net Asset Value, End of Period	$13.30	$12.67

Total Return (excludes contingent deferred sales charge)	9.41%	27.09%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,375	$1,106
Ratio of net expenses to average net assets	2.00%	1.99%
Ratio of net investment income to average net assets	0.05%	0.15%
Ratio of gross expenses to average net assets (b)	3.20%	4.78%
Ratio of net investment loss to average net assets (b)	(1.15)%	(2.64)%
Portfolio turnover (c)	49%	68%

(a)                   Class C Shares commenced operations on November 1, 2012.

(b)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Dividend Growth Fund
	Class I Shares
	Year
	Ended	Year
	October 31,	Ended
	2014 (unaudited)	October 31, 2013 (a)

Net Asset Value, Beginning of Period	$12.71	$10.00
Investment Activities:
Net investment income	0.14	0.12
Net realized and unrealized gains on investments	1.17	2.71
Total from Investment Activities	1.31	2.83
Distributions:
Net investment income	(0.15)	(0.12)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.66)	(0.12)
Net Asset Value, End of Period	$13.36	$12.71

Total Return	10.51%	28.47%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,657	$2,061
Ratio of net expenses to average net assets	0.95%	0.95%
Ratio of net investment income to average net assets	1.09%	1.13%
Ratio of gross expenses to average net assets (b)	1.81%	4.02%
Ratio of net investment income (loss) to average net assets (b)	0.23%	(1.94)%
Portfolio turnover (c)	49%	68%

(a)                   Class I Shares commenced operations on November 1, 2012.

(b)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Dividend Growth Fund
	Class R Shares
	Year
	Ended	Year
	October 31,	Ended
	2014 (unaudited)	October 31, 2013 (a)

Net Asset Value, Beginning of Period	$12.69	$10.00

Investment Activities:
Net investment income	0.07	0.07
Net realized and unrealized gains on investments	1.16	2.69
Total from Investment Activities	1.23	2.76

Distributions:
Net investment income	(0.08)	(0.07)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.59)	(0.07)
Net Asset Value, End of Period	$13.33	$12.69

Total Return	9.90%	27.76%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,152	$1,048
Ratio of net expenses to average net assets	1.50%	1.50%
Ratio of net investment income to average net assets	0.56%	0.65%
Ratio of gross expenses to average net assets (b)	2.75%	4.27%
Ratio of net investment loss to average net assets (b)	(0.69)%	(2.12)%
Portfolio turnover (c)	49%	68%

(a)                   Class R Shares commenced operations on November 1, 2012.

(b)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Dividend Growth Fund
	Class Y Shares
	Year
	Ended	Year
	October 31,	Ended
	2014 (unaudited)	October 31, 2013 (a)

Net Asset Value, Beginning of Period	$12.70	$10.00

Investment Activities:
Net investment income	0.14	0.13
Net realized and unrealized gains on investments	1.16	2.69
Total from Investment Activities	1.30	2.82

Distributions:
Net investment income	(0.14)	(0.12)
Net realized gains from investments	(0.51)	—
Total Distributions	(0.65)	(0.12)
Net Asset Value, End of Period	$13.35	$12.70

Total Return	10.49%	28.41%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,164	$1,054
Ratio of net expenses to average net assets	1.00%	1.00%
Ratio of net investment income to average net assets	1.06%	1.15%
Ratio of gross expenses to average net assets (c)	2.24%	3.83%
Ratio of net investment loss to average net assets (c)	(0.18)%	(1.68)%
Portfolio turnover (d)	49%	68%

(a)                   Class Y Shares commenced operations on November 1, 2012.

(b)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Special Value Fund
	Class A Shares
	Year Ended October 31, 2014	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	(unaudited)	2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$19.98	$15.53	$14.77	$14.93		$12.25		$10.78
Investment Activities:
Net investment income (loss)	(0.03)	(0.02)	(0.01)	(0.01)		0.01		0.06
Net realized and unrealized gains (losses) on investments	1.76	4.47	0.77	(0.14)		2.69		1.46
Total from Investment Activities	1.73	4.45	(0.76)	(0.15)		2.70		1.52
Distributions:
Net investment income	—	—	—	(0.01)		(0.02)		(0.05)
Total Distributions	—	—	—	(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$21.71	$19.98	$15.53	$14.77		$14.93		$12.25

Total Return (excludes sales charge)	8.66%	28.65%	5.15%	(1.02)%		22.04	%(a)	14.21%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$71,027	$99,918	$152,428	$388,846		$722,165		$711,887
Ratio of net expenses to average net assets	1.31%	1.27%	1.30%	1.19%		1.18%		1.24%
Ratio of net investment income (loss) to average net assets	0.01%	0.01%	(0.02)%	—	%(b)	0.08%		0.52%
Portfolio turnover (c)	174%	110%	87%	93%		97%		165%

(a)                           During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(b)                            Rounds to less than 0.01%.

(c)                             Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Special Value Fund
	Class C Shares
	Year Ended October 31, 2014	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	(unaudited)	2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$18.41	$14.44	$13.86	$14.13		$11.70		$10.34
Investment Activities:
Net investment loss	(0.20)	(0.20)	(0.17)	(0.14	)(a)	(0.13)		(0.05)
Net realized and unrealized gains(losses) on investments	1.61	4.17	0.75	(0.13)		2.56		1.41
Total from Investment Activities	1.41	3.97	0.58	(0.27)		2.43		1.36
Distributions:
Net investment income	—	—	—	—		—	(b)	—
Total Distributions	—	—	—	—		—	(b)	—
Net Asset Value, End of Period	$19.82	$18.41	$14.44	$13.86		$14.13		$11.70

Total Return (excludes contingent deferred sales charge)	7.66%	27.49%	4.18%	(1.91)%		20.78	%(c)	13.15%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,970	$17,106	$19,693	$26,874		$36,852		$38,335
Ratio of net expenses to average net assets	2.20%	2.20%	2.20%	2.11%		2.16%		2.19%
Ratio of net investment loss to average net assets	(0.88)%	(0.95)%	(0.96)%	(0.93)%		(0.90)%		(0.42)%
Ratio of gross expenses to average net assets (d)	2.20%	2.23%	2.23%	2.11%		2.16%		2.28%
Ratio of net investment loss to average net assets (d)	(0.88)%	(0.98)%	(1.00)%	(0.93)%		(0.90)%		(0.51)%
Portfolio turnover (e)	174%	110%	87%	93%		97%		165%

(a)                   Calculated using average shares method for the period.

(b)                   Less than $0.01 per share.

(c)                    During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Special Value Fund
	Class I Shares
	Year Ended October 31, 2014	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,		Year Ended October 31,
	(unaudited)	2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$20.16	$15.62	$14.82	$14.95	$12.27		$10.79
Investment Activities:
Net investment income (loss)	(0.08)	0.04	0.05 (a)	0.05	0.06		0.09
Net realized and unrealized gains (losses) on investments	1.88	4.50	0.75	(0.14)	2.68		1.47
Total from Investment Activities	1.80	4.54	0.80	(0.09)	2.74		1.56
Distributions:
Net investment income	—	—	—	(0.04)	(0.06)		(0.08)
Total Distributions	—	—	—	(0.04)	(0.06)		(0.08)
Net Asset Value, End of Period	$21.96	$20.16	$15.62	$14.82	$14.95		$12.27

Total Return (excludes sales charge, excludes contingent deferred sales charge)	8.93%	29.07%	5.40%	(0.66)%	22.38	%(b)	14.64%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,714	$34,058	$45,903	$158,816	$165,995		$143,755
Ratio of net expenses to average net assets	1.01%	1.00%	0.95%	0.87%	0.86%		0.87%
Ratio of net investment income to average net assets	0.30%	0.27%	0.35%	0.29%	0.40%		0.84%
Portfolio turnover (c)	174%	110%	87%	93%	97%		165%

(a)                   Calculated using average shares for the period.

(b)                   During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Special Value Fund
	Class R Shares
	Year Ended October 31, 2014	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,		Year Ended October 31,
	(unaudited)	2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$19.30	$15.05	$14.36	$14.55	$11.96		$10.54
Investment Activities:
Net investment loss	(0.09)	(0.08)	(0.07)	(0.06)	(0.03)		0.01
Net realized and unrealized gains (losses) on investments	1.70	4.33	0.76	(0.13)	2.62		1.43
Total from Investment Activities	1.61	4.25	0.69	(0.19)	2.59		1.44
Distributions:
Net investment income	—	—	—	—	—	(a)	(0.02)
Total Distributions	—	—	—	—	—	(a)	(0.02)
Net Asset Value, End of Period	$20.91	$19.30	$15.05	$14.36	$14.55		$11.96

Total Return	8.34%	28.24%	4.81%	(1.31)%	21.67	%(b)	13.70%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$59,036	$73,847	$90,166	$145,987	$182,091		$147,811
Ratio of net expenses to average net assets	1.61%	1.59%	1.59%	1.51%	1.49%		1.61%
Ratio of net investment loss to average net assets	(0.30)%	(0.33)%	(0.35)%	(0.34)%	(0.24)%		0.09%
Portfolio turnover (c)	174%	110%	87%	93%	97%		165%

(a)                   Less than $0.01 per share.

(b)                   During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Special Value Fund
	Class Y Shares
	Year Ended October 31, 2014	Period Ended October 31,
	(unaudited)	2013(a)
Net Asset Value, Beginning of Period	$20.01	$17.11
Investment Activities:
Net investment income	0.05	0.01
Net realized and unrealized gains on investments	1.74	2.89
Total from Investment Activities	1.79	2.90
Distributions:
Total Distributions	—	—
Net Asset Value, End of Period	$21.80	$20.01
Total Return(b)	8.95%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,068	$2,341
Ratio of net expenses to average net assets(c)	1.03%	1.03%
Ratio of net investment income to average net assets(c)	0.28%	0.05%
Ratio of gross expenses to average net assets (c)(d)	1.33%	1.72%
Ratio of net investment loss to average net assets (c)(d)	(0.02)%	(0.64)%
Portfolio turnover (e)	174%	110%

(a)                   Class Y Shares commenced operations on January 28, 2013.

(b)                   Not annualized for periods less than one year.

(c)                    Annualized for periods less than one year.

(d)                   During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)                    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds have identical fundamental investment restrictions, set forth below.  Fundamental investment restrictions may only be changed by shareholder vote, while non-fundamental investment restrictions may be changed by action of the Board of Trustees alone.

Issuing Senior Securities (fundamental)

Neither Fund may issue senior securities (as defined in the 1940 Act), except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

(As a non-fundamental matter, the SEC takes the position that transactions that have the effect of increasing the leverage of the capital structure of a fund are the economic equivalent of borrowing, and they can be viewed as a type of borrowing known as a “senior security” for purposes of the 1940 Act. A transaction will not be considered to constitute the issuance by a fund of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% minimum asset coverage requirement otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position by segregating liquid assets (as determined by Victory under the general oversight of the fund board) at least equal to the value of the fund’s potential economic exposure as measured daily on a mark-to-market basis; or otherwise “covers” the transaction in accordance with applicable SEC guidance.)

Borrowing Money (fundamental)

Neither Fund may borrow money, except as permitted under the 1940 Act, or by order of the SEC and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

(As a non-fundamental matter, a fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no action letters, interpretations, and other pronouncements issued from time to time by regulatory authorities, including the SEC and its staff. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including the proceeds of borrowings, less liabilities excluding borrowings) of not less than 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% are subject to the minimum 300% asset coverage requirement.)

Acting as Underwriter (fundamental)

Neither Fund may underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Investing in Real Estate (fundamental)

Neither Fund may purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction does not prevent a Fund from investing in the following: (i) securities or other instruments backed by real estate; (ii) securities of real estate operating companies; or (iii) securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude a Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities.

Investing in Commodities (fundamental)

Neither Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this does not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

C-1

Lending Cash or Securities (fundamental)

Neither Fund may make loans, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

(As a non-fundamental matter, generally, the 1940 Act prohibits loans if a fund’s investment policies do not permit loans, and if the loans are made, directly or indirectly, to persons deemed to control or to be under common control with the registered investment company.)

Diversification of Investments (fundamental)

Each Fund is classified as a “diversified” investment company.

Industry Concentration (fundamental)

Neither Fund may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. This restriction does not prevent a Fund from investing all of its assets in a “master” fund that has adopted similar investment objectives, policies and restrictions.

Concentration means investing more than 25% of the Fund’s net assets in a particular industry or a specified group of industries.

C-2

EXHIBIT D

COMPARISON OF SHAREHOLDERS RIGHTS

The Trust is an open-end, management investment company registered under the 1940 Act, which continuously offers to sell shares of the Funds at their current NAV. The Trust is a Delaware statutory trust.

In addition to the 1940 Act, the Trust is governed by its declarations of trust, bylaws and applicable state law. The rights of shareholders of each Fund are identical. Set forth below is a brief summary of the significant rights of shareholders as set forth in the declaration of trust and bylaws:

Shareholder Right

Preemptive Rights	None

Preferences	None

Appraisal Rights	None

Conversion Rights	None

Exchange Rights	None

Annual Meetings	Not required

Right to Call Shareholder Meetings	Shall be called by the Trustees upon the written request of shareholders owning at least one tenth of the outstanding shares of the Trust entitled to vote.

Notice of Meetings	Notice shall be sent, by first class mail or such other means determined by the Trustees, at least 10 days prior to the meeting.

Record Date For Meetings

The Trustees may fix in advance a date, not exceeding ninety (90) days preceding the date of any meeting of shareholders as a record date for the determination of the shareholder entitled to notice of, and to vote at, any such meeting.

Quorum for Meetings

One-third of shares outstanding and entitled to vote in person or by proxy as of the record date for a shareholders’ meeting shall be a quorum for the transaction of business at such shareholders’ meeting, except that where any provision of law or of the declaration of trust permits or requires that holders of any series of shares shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate number of shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum.

Vote Required for Election of Trustees

Except when a larger vote is required by law or by any provision of the declaration of trust, a plurality shall elect a Trustee. Whenever a vacancy in the board of Trustees shall occur, the remaining Trustees shall fill such vacancy by appointing such other person as they in their discretion see fit, to the extent consistent with the limitations provided under the 1940 Act.

An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in the number of Trustees.

D-1

Adjournment of Meetings

Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present. Any adjourned session may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

Removal of Trustees by Shareholders	A Trustee may be removed by any meeting of shareholders by a vote of shareholders owning at least two-thirds of the outstanding shares of the Trust.

Personal Liability of Officers and Trustees

Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or the shareholders for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act of omission or any conduct whatsoever in his capacity as Trustee or as an officer of the Trust, provided that nothing contained herein or in the Delaware Act shall protect any Trustee or any officer of the Trust against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer of the Trust.

Personal Liability of Shareholders	None

Rights of Inspection

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the shareholders. The original or a copy of the declaration of trust and each amendment thereto shall be kept at the office of the Trust where it may be inspected by any shareholder.

Number of Authorized Shares; Par Value	The Trust: Unlimited Each Fund: Unlimited Par Value: $.001

D-2

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE REORGANIZATION OF THE ASSETS AND LIABILITIES OF

SPECIAL VALUE FUND,

a series of The Victory Portfolios

BY AND IN EXCHANGE FOR SHARES OF

DIVIDEND GROWTH FUND,

a series of The Victory Portfolios

3435 Stelzer Road

Columbus, Ohio 43219

1-800-539-FUND

January     2015

This Statement of Additional Information, dated January     , 2015, relating specifically to the proposed transfer of the assets and liabilities of Victory Special Value Fund (“Special Value Fund”), a series of The Victory Portfolios (the “Trust”) to Victory Dividend Growth Fund (“Dividend Growth Fund”), another series of the Trust, in exchange for corresponding shares of beneficial interest of Dividend Growth Fund (to be issued to holders of shares of Special Value Fund), consists of the information set forth below pertaining to Special Value Fund and Dividend Growth Fund and the following described documents, each of which is incorporated by reference herein:

(1)         The Statement of Additional Information of the Trust relating to Special Value Fund and Dividend Growth Fund, dated April 11, 2014, as supplemented;

(2)         Annual Reports of Special Value Fund and Dividend Growth Fund for the year ended October 31, 2013; and

(3)         Semi-Annual Reports of Special Value Fund and Dividend Growth Fund for the six-month period ended April 30, 2014.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Special Value Fund and Dividend Growth Fund dated January     . 2015. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Special Value Fund will be transferred to Dividend Growth Fund in exchange for shares of Dividend Growth Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of October 31, 2014. The Dividend Growth Fund will be the accounting survivor of the Reorganization. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Schedule of Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

1

Statements of Assets & Liabilities

As of October 31, 2014 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Dividend Growth Fund		Special Value Fund	Adjustments	Pro Forma Fund
ASSETS:
Investments, at value (Cost 6,688 153,895)	$8,131		$158,128	$—	$166,259
Interest and dividends receivable	4		70	—	74
Receivable for capital shares issued	8		47	—	55
Receivable for investments sold	3		—	—	3
Receivable from adviser	7		—	—	7
Prepaid expenses	21		32	—	53
Total Assets	8,174		158,277	—	166,451
LIABILITIES:
Payable for investments purchased	83		1,559	—	1,642
Payable for capital shares redeemed	1		688	—	689
Accrued expenses and other payables:
Investment advisory fees	5		101	—	106
Administration fees	1		14	—	15
Custodian fees	—	(a)	2	—	2
Transfer agent fees	—	(a)	38	—	38
Chief Compliance Officer fees	—	(a)	— (a)	—	— (a)
Trustees’ fees	—	(a)	— (a)	—	— (a)
12b-1 fees	2		52	—	54
Other accrued expenses	—	(a)	8	—	8
Total Liabilities	92		2,462	—	2,554
NET ASSETS:
Capital	6,408		235,284	—	241,692
Distributions in excess of net investment income	—	(a)	(945)	—	(945)
Accumulated net realized gains (losses) from investments	231		(82,757)	—	(82,526)
Net unrealized appreciation on investments	1,443		4,233	—	5,676
Net Assets	8,082		155,815	—	163,897,000
Net Assets
Class A Shares	1,734		71,027	—	72,761
Class C Shares	1,375		14,970	—	16,345
Class I Shares	2,657		8,714	—	11,371
Class R Shares	1,152		59,036	—	60,188
Class Y Shares	1,164		2,068	—	3,232
Total	8,082		155,815	—	163,897
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	130		3,271	2,045	5,446
Class C Shares	103		755	371	1,229
Class I Shares	199		398	254	851
Class R Shares	87		2,824	1,604	4,515
Class Y Shares	87		95	60	242
Total	606		7,343	4,334	12,283
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.36		$21.71	—	$13.36
Class C Shares (c)	$13.30		$19.82	—	$13.30
Class I Shares	$13.36		$21.96	—	$13.36
Class R Shares	$13.33		$20.91	—	$13.33
Class Y Shares	$13.35		$21.80	—	$13.35
Maximum Sales Charge — Class A Shares	5.75%		5.75%	—	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.18		$23.03		$14.18

(a)  Rounds to less than $1.

(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c) Redemption price per share varies by the length of time shares are held.

2

Statements of Operations

For the Year Ended October 31, 2014 (Unaudited)

(Amounts in Thousands)

	Dividend Growth Fund		Special Value Fund	Adjustments	Pro Forma Fund
Investment Income:
Dividend income	$153		$2,471	$—	$2,624
Total Income	153		2,471	—	2,624
Expenses:
Investment advisory fees	52		1,410	(94)	1,368
Administration fees	9		205	—	214
12b-1 fees — Class A Shares	4		218	—	222
12b-1 fees — Class C Shares	12		161	—	173
12b-1 fees — Class R Shares	6		335	—	341
Custodian fees	4		26	—	30
Transfer agent fees	1		38	—	39
Transfer agent fees — Class A Shares	—	(a)	73	—	73
Transfer agent fees — Class C Shares	—	(a)	30	—	30
Transfer agent fees — Class I Shares	—	(a)	— (a)	—	— (a)
Transfer agent fees — Class R Shares	—	(a)	95	—	95
Transfer agent fees — Class Y Shares	—	(a)	3	—	3
Trustees’ fees	1		23	—	24
Chief Compliance Officer fees	—	(a)	4	—	4
Legal and audit fees	2		36	—	38
State registration and filing fees	71		63	(58)	76
Other expenses	12		37	(5)	44
Recoupment of prior expenses waived/reimbursed by Adviser	—		2	(2)	—
Total Expenses	174		2,759	(159)	2,774
Expenses waived/reimbursed by Adviser	(79)		(7)	(82)	(168)
Net Expenses	95		2,752	(241)	2,606
Net Investment Income(Loss)	58		(281)	241	18
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	237		37,141	—	37,378
Net change in unrealized appreciation/depreciation on investments	403		(20,422)	—	(20,019)
Net realized/unrealized gains on investments	640		16,719	—	17,359
Change in net assets resulting from operations	$698		$16,438	$241	$17,377

(a) Rounds to less than 1

3

Combined Schedule of Portfolio of Investments

As of October 31, 2014 (Unaudited)

(Amounts in Thousands, Except for Shares)

		Special Value Fund		Dividend Growth Fund		Adjustments		Pro Forma Fund
		Shares	Value	Shares	Value	Shares	Value	Shares	Value
Common Stocks:	99.1%

Consumer Discretionary:	14.2%

CBS Corp., Class B		44,600	$2,418	2,290	$124			46,890	$2,542
Comcast Corp., Class A		124,400	6,886	6,280	348			130,680	7,234
Starbucks Corp.		15,500	1,171	780	59			16,280	1,230
The Home Depot, Inc.		32,300	3,150	1,630	159			33,930	3,309
The Walt Disney Co.		34,400	3,143	1,740	159			36,140	3,302
TJX Cos., Inc.		59,800	3,786	3,050	193			62,850	3,979
Yum! Brands, Inc.		22,200	1,595	1,130	81			23,330	1,676
			22,149		1,123		—		23,272

Consumer Staples:	11.1%

Anheuser-Busch InBev NV, ADR		28,400	3,152	1,430	159			29,830	3,311
Mondelez International, Inc.		78,300	2,761	4,020	142			82,320	2,903
PepsiCo, Inc.		20,400	1,962	1,050	101			21,450	2,063
The Procter & Gamble Co.		41,000	3,578	2,080	182			43,080	3,760
Walgreen Co.		57,400	3,685	2,960	190			60,360	3,875
Wal-Mart Stores, Inc.		28,000	2,136	1,440	110			29,440	2,246
			17,274		884		—		18,158

Energy:	9.1%

Baker Hughes, Inc.		37,700	1,997	1,920	102			39,620	2,099
BP PLC, ADR		36,800	1,599	1,870	81			38,670	1,680
Halliburton Co.		72,700	4,008	3,730	205			76,430	4,213
Occidental Petroleum Corp.		47,100	4,189	2,390	212			49,490	4,401
Williams Cos., Inc.		43,300	2,404	2,210	123			45,510	2,527
			14,197		723		—		14,920

Financials:	17.2%

Bank of America Corp.		180,100	3,091	9,190	158			189,290	3,249
BlackRock, Inc.		10,800	3,684	550	188			11,350	3,872
Capital One Financial Corp.		37,300	3,087	1,900	157			39,200	3,244
Citigroup, Inc.		58,800	3,148	3,020	162			61,820	3,310
CME Group, Inc.		37,700	3,160	1,890	158			39,590	3,318
JPMorgan Chase & Co.		57,400	3,472	2,960	178			60,360	3,650
McGraw-Hill Cos., Inc.		43,300	3,917	2,200	199			45,500	4,116
MetLife, Inc.		59,300	3,216	3,060	166			62,360	3,382
			26,775		723		—		28,141

Health Care:	20.2%

Abbvie, Inc.		53,800	3,415	2,770	176			56,570	3,591
Johnson & Johnson		28,400	3,061	1,430	154			29,830	3,215
Medtronic, Inc.		86,200	5,875	4,440	303			90,640	6,178
Pfizer, Inc.		98,400	2,947	5,030	151			103,430	3,098
Roche Holdings Ltd., ADR		77,500	2,853	3,950	145			81,450	2,998
St. Jude Medical, Inc.		52,800	3,388	2,670	171			55,470	3,559
Thermo Fisher Scientific, Inc.		28,400	3,339	1,430	168			29,830	3,507
UnitedHealth Group, Inc.		40,200	3,819	2,060	196			42,260	4,015
Zimmer Holdings, Inc.		25,500	2,837	1,310	146			26,810	2,983
			31,534		1,610		—		33,144

Industrials:	8.2%

Honeywell International, Inc.		15,600	1,499	790	76			16,390	1,575
Tyco International Ltd.		74,100	3,181	3,780	163			77,880	3,344
Union Pacific Corp.		28,900	3,366	1,470	171			30,370	3,537
United Parcel Service, Inc.		30,700	3,221	1,570	165			32,270	3,386
W.W. Grainger, Inc.		6,312	1,558	320	79			6,632	1,637
			12,825		654		—		13,479

Information Technology:	17.2%

Accenture PLC, Class A		21,600	1,752	1,110	90			22,710	1,842
Apple, Inc.		47,300	5,108	2,380	257			49,680	5,365
Applied Materials, Inc.		219,900	4,858	11,280	249			231,180	5,107
Cisco Systems, Inc.		88,000	2,153	4,510	110			92,510	2,263
Intel Corp.		130,400	4,435	6,650	226			137,050	4,661
Microsoft Corp.		99,900	4,690	5,100	239			105,000	4,929
QUALCOMM, Inc.		48,600	3,816	2,470	194			51,070	4,010
			26,812		1,365		—		28,177

Materials:	1.9%

Monsanto Co.		25,400	2,922	1,310	151			26,710	3,073
			2,922		151		—		3,073

Total Common Stocks (Cost $156,688)			154,488		7,876				162,364

Investment Companies:	2.4%

Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)		3,639,731	3,640	255,453	255			3,895,184	3,895

Total Investment Companies (Cost $3,895)			3,640		255		—		3,895

Total Investment Securities (Cost $160,583)	101.4%		158,128		8,131		—		166,259

Liabilities in excess of other assets	(1.4)%		(2,313)		(50)		—		(2,362)

NET ASSETS	100.0%		155,815		8,082		—		163,896

(a) Rate disclosed is the daily yield on 10/31/14.

ADR-American Depositary Receipt

PLC-Public Liability Co.

4

Reorganization between Victory Special Value Fund and Victory Dividend Growth Fund

Pro Forma Notes to the Financial Statements

At October 31, 2014 (Unaudited)

1. Basis of Combination:

At a meeting held on November 11, 2014, The Board of Trustees of The Victory Portfolios (the “Trust”) approved the reorganization (the “Reorganization”) of Victory Special Value Fund, a series of the Trust (“Merging Fund”) into Victory Dividend Growth Fund, another series of the Trust (the “Acquiring Fund”).  The Reorganization does not require shareholder approval.

The Reorganization will be accounted for as a tax-free reorganization.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2014.  The unaudited pro forma statement of operations reflects the results of operations of Dividend Growth Fund and Special Value Fund for the year ended October 31, 2014.  These statements have been derived from each fund’s respective books and records utilized in calculating daily net asset value at the date indicated above under generally accepted accounting principles in the United States of America (“GAAP”).  The historic cost of investment securities will be carried forward to the surviving entity, which is Dividend Growth Fund.

The unaudited pro forma schedule of portfolio investments, statements of assets and liabilities and statements of operations should be read in conjunction with the historic financial statements of each fund that are incorporated by reference in the Statement of Additional Information.

2. Security Valuation:

The funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less

5

may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the year ended October 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Dividend Growth Fund
Common Stocks	$7,876	$—	$7,876
Investment Companies	—	255	255
Total	7,876	255	8,131

Special Value Fund
Common Stocks	154,488	—	154,488
Investment Companies	—	3,640	3,640
Total	154,488	3,640	158,128

Adjustments
Common Stocks	—	—	—
Investment Companies	—	—	—
Total	—	—	—

Pro Forma Fund
Common Stocks	162,364	—	162,364
Investment Companies	—	3,895	3,895
Total	162,364	3,895	166,259

There were no transfers between Level 1 and Level 2 as of October 31, 2014.

3. Capital Shares:

The unaudited pro forma net asset value per share assumes the issuance of shares of Dividend Growth Fund that would have been issued at October 31, 2014, in connection with the proposed reorganization.  The number of shares

6

assumed to be issued is equal to the net asset value of shares of each class of Special Value Fund by the respective class’ net asset value per share of Dividend Growth Fund.  The unaudited pro forma number of shares outstanding for the combined fund consists of the following at October 31, 2014:

4. Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on October 31, 2014.  Special Value Fund expenses were adjusted assuming Dividend Growth Fund’s fee structure was in effect for the year ended October 31, 2014.

5. Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

6. Federal Income Taxes:

It is the policy of each fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

7

THE VICTORY PORTFOLIOS

Part C. Other Information

Item 15. Indemnification

The response to this item is incorporated by reference to the response to Item 30 of Part C of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A filed electronically on April 3, 2014, accession number 0001104659-14-025664.

ITEM 16.	EXHIBITS.

1.	(a) Certificate of Trust dated December 6, 1995.(1)
(b) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000.(2)
(c) Schedule A to the Trust Instrument, current as of May 22, 2014.(11)
2.	Bylaws, Amended and Restated as of August 26, 2009.(4)
3.	None.
4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed as Part A of this Registration Statement on Form N-14.
5.

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (1)(b) above and in Article IV of the Bylaws referenced in Exhibit (2) above.

6.	(a) Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc.(1)
(b) Schedule A to the Investment Advisory Agreement, as of May 22, 2014.(8)
7.	(a) Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc.(1)
(b) Schedule I to the Distribution Agreement, as of May 22, 2014.(8)
8.	None.
9.	(a) Mutual Fund Custody Agreement dated July 1, 2011 between Registrant and KeyBank National Association (“KeyBank”).(5)
(b) Attachment A to the Mutual Fund Custody Agreement, as of May 22, 2014.(8)
(c) Schedule I to the Mutual Fund Custody Agreement, as of May 22, 2014.(8)
10.	(a) Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant.(1)
(b) Schedule I to Distribution and Service Plan for Class A Shares, current as of May 22, 2014.(8)
(c) Distribution and Service Plan dated February 26, 2002 as amended February 5, 2003 for Class C shares of Registrant.(7)
(d) Schedule I to Distribution and Service Plan for Class C Shares, current as of May 22, 2014.(8)
(e) Amended and Restated Distribution and Service Plan dated December 11, 1998 as amended and restated February 20, 2013 for Class R shares of Registrant.(7)
(f) Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares, current as of May 22, 2014.(8)
(g) Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated May 22, 2014.(8)
11.	(a) Form of Opinion of Morris Nichols Arsht & Tunnell LLP regarding legality of issuance of shares (filed herewith).
(b) Form of Opinion and consent of Morrison & Foerster LLP regarding legality of issuance of shares (filed herewith).
12.	Opinion of Morrison & Foerster LLP regarding tax matters (to be filed by subsequent post-effective amendment).
13.	Form of Expense Limitation Agreement between Registrant and Victory Capital Management Inc. (11)
14.	Consent of Independent Registered Public Accounting Firm (filed herewith).
15.	None.
16.	(a) Powers of Attorney of Leigh A. Wilson, Nigel D. T. Andrews, David Brooks Adcock, E. Lee Beard, David C. Brown, David L. Meyer and Sally M. Dungan.(5)
(b) Powers of Attorney of Thomas D. Eckert and Thomas Lemke (12)
17.	None.

(1)	Filed as an Exhibit to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.
(2)	Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.
(3)	Filed as an Exhibit to Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed electronically on March 28, 2014, accession number 0001104659-14-024014.
(4)	Filed as an Exhibit to Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A filed electronically on December 4, 2009, accession number 0001104659-09-068535.
(5)	Filed as an Exhibit to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2011, accession number 0001104659-11-070891.
(6)	Filed as an Exhibit to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed electronically on November 14, 2008, accession number 0001104659-08-071024.
(7)	Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.
(8)	Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on June 11, 2014, accession number 0001104659-14-045290.

1

(9)	(Reserved)
(10)	Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on July 24, 2014, accession number 0001104659-14-053195.
(11)	Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on October 10, 2014, accession number 0001104659-14-071313.
(12)	Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666,1filed electronically on November 24, 2014, accession number 0001104659-14-083008.

ITEM 17. UNDERTAKINGS.

(1)                                                           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                                           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                                           The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the Reorganization.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 11th day of December, 2014.

THE VICTORY PORTFOLIOS
(Registrant)

By	/s/ Christopher K. Dyer
Christopher K. Dyer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the date stated above.

	/s/ Christopher K. Dyer	President
Christopher K. Dyer

	/s/ Christopher E. Sabato	Treasurer
/s/ Christopher E. Sabato

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D. T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Sally M. Dungan

	*	Trustee
Thomas D. Eckert

	*	Trustee
Thomas P. Lemke

	*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

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EXHIBIT INDEX

Exhibit Number	Description of Exhibit
(11)(a)	Form of Opinion of Morris Nichols Arsht & Tunnell LLP regarding legality of issuance of shares
(11)(b)	Form of Opinion and consent of Morrison & Foerster LLP regarding legality of issuance of shares
(14)	Consent of Independent Registered Public Accounting Firm

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